CROSS-REFERENCE SHEET


Explanatory Note: The Registrant is a "series" company. This Registration Statement relates to all eight series of the Registrant's shares: The Starwood Strategic Fund, The Aggressive Growth Fund, The Fiduciary Value Fund, The
Asset Allocation Fund, The Taxable Fixed Income Fund, The Municipal Fixed Income Fund, The Taxable Money Market Fund and The Tax-Free Money Market
Fund. All of the Funds' shares are offered pursuant to a combined Prospectus (the "Combined Prospectus") and a combined Statement of Additional
Information.  In addition, the shares of The Taxable Money Market Fund and
The Tax-Free Money Market Fund are offered pursuant to a separate Prospectus for those Funds only (the "Money Market Fund Prospectus"). Both the Combined Prospectus and the Money Market Fund Prospectus are included in Part A of this Post-Effective Amendment. The Prospectus headings below refer to the headings in the Combined Prospectus; the Prospectus headings in the Money Market Fund Prospectus are substantially identical.


PART A.  INFORMATION REQUIRED IN THE PROSPECTUS.

Item in Form N-1A                                        Prospectus Heading

Item 1.    Cover Page . . . . . . . . . . . . . Cover Page

Item 2.    Synopsis . . . . . . . . .. . . . .  Summary of Fund Expenses;
                                                Highlights; Certain Risk
                                                Factors

Item 3.    Condensed Financial Information . .  Financial Highlights;
                                                Performance Information

Item 4.    General Description of Registrant .  Highlights; Investment
                                                Objectives and Policies;
                                                Certain Investments and
                                                Investment Techniques;
                                                General Information;
                                                Supplement to Prospectus

Item 5.    Management of the Fund . . . . . . . The Trust and Its
                                                Management; Expenses

Item 5A.   Management's Discussion of Fund . . .Not Applicable
           Performance

Item 6.    Capital Stock and Other Securities . General Information;
                                                Dividends and Distributions;
                                                Taxes

Item 7.    Purchase of Securities Being. . . .  How to Buy Shares;
           Offered Shareholder Services; Net Asset Value; The Trust and its Management

Item 8.    Redemption or Repurchase . . . . . . How to Redeem Shares;
                                                Exchange Privilege

Item 9.    Pending Legal Proceedings . . . . . .Not Applicable


PART B.  INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL
INFORMATION.

Item in Form N-1A                                    Statement Heading

Item 10.  Cover Page . . . . . . . . . . . . . . . .   Cover Page

Item 11.  Table of Contents . . . . . . . . . . . . . .Table of Contents

Item 12.  General Information and History . . . . . . .Information About the
                                                       Trust

Item 13.  Investment Objectives and Policies . . . . . Investment Objectives
                                                       and Policies; Types of
                                                       Investments and
                                                       Investment Techniques;
                                                       Investment Limitations

Item 14.  Management of the Fund . . . . . . . . . . . Management of the Trust

Item 15.  Control Persons and Principal Holders
          of Securities . . . . . . . . .. . . . . . . Management of the Trust

Item 16.  Investment Advisory and Other Services . . . Investment Advisory
                                                       Arrangements;
                                                       Distribution
                                                       Arrangements;
                                                       Administrative
                                                       Services Arrangements;
                                                       Custodian, Transfer
                                                       Agent, Fund Accounting
                                                       Agent, Independent
                                                       Accountants

Item 17.  Brokerage Allocation and Other Practices . . Brokerage
                                                       Transactions

Item 18.  Capital Stock and Other Securities . . . . . Information About the
                                                       Trust

Item 19.  Purchase, Redemption and Pricing of
          Securities Being Offered . . . . . . . . . . Purchase and
                                                       Redemption;
                                                       Determination of Net
                                                       Asset Value

Item 20.  Tax Status . . . . . . . . . . . . . . . . . Tax Status

Item 21.  Underwriters . . . . . . . . . . . . . . .   Not Applicable

Item 22.  Calculation of Performance Data . . . . . . .Performance
                                                       Information

Item 23.  Financial Statements . . . . . . . . . . .   Financial Statements


PART C.  OTHER INFORMATION

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.



                                                            April 17, 1996

                             THE VINTAGE FUNDS
                         SUPPLEMENT TO PROSPECTUS
                          DATED JANUARY 29, 1996

     Effective April 17, 1996, The Vintage Funds (the "Trust") authorized changes to the investment policies and limitations of the Taxable Fixed Income Fund and the Municipal Fixed Income Fund (the "Fixed Income Funds") to permit each Fund to invest principally in other mutual funds. Either Fund may invest up to 25% of its assets in any one mutual fund, and up to 100% of its assets in other mutual funds in general. Although the Fixed Income Funds are permitted to invest principally in other mutual funds, they do not necessarily intend to do so. Neither Fund is required to invest in other mutual funds at any time.

     Each Fixed Income Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that invest primarily in securities which are permitted investments under the Fund's investment policies described in the Prospectus. In addition, each Fixed Income Fund will invest only in other funds that have fundamental investment restrictions that are substantially no less restrictive than its own. Nevertheless, the other funds purchased by the Fixed Income Funds likely will have certain investment policies, and use certain investment practices, that are different from those of the Funds and not described in the Prospectus. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.

     Prior to April 17, 1996, the Aggressive Growth Fund and the Asset Allocation Fund were authorized to, and had the stated intention to, invest principally in other mutual funds. As a result of the changes made effective with this Supplement, the disclosures found in the Prospectus regarding investments in other mutual funds by the Aggressive Growth Fund and the Asset Allocation Fund will apply to the Fixed Income Funds, except that the Fixed Income Funds do not have the stated intention to invest principally in other mutual funds. To the extent a Fund invests in other mutual funds, the risks associated with such investments become more significant, and investors should carefully read "Investment Objectives and Policies --Investments in Other Mutual Funds" (at pages 17-18 of the Prospectus) and other disclosures therein relating to investing in other mutual funds (e.g., the last paragraph under "Summary of Fund Expenses").

     The fundamental investment limitations described at pages 19-20 of the Prospectus were modified by an affirmative vote of a majority of the shareholders of each of the Fixed Income Funds so that, effective with this Supplement, each Fixed Income Fund is permitted to invest in other mutual funds to the same extent as the Aggressive Growth Fund and the Asset Allocation Fund. The investment limitations listed fourth and sixth on page 19 of the Prospectus have been modified to provide that the exceptions applicable to the Aggressive Growth Fund and the Asset Allocation Fund are also applicable to each Fixed Income Fund.

     This Supplement, and the Prospectus dated January 29, 1996, contain information that you should know before investing in any of the Funds and should be retained for future reference. Additional information, including information related to the changes in investment policies and limitations, is included in the Statement of Additional Information dated April 17, 1996.
The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 408-4682 (1-800-40-VINTAGE).





                                                               August 1, 1996

                             THE VINTAGE FUNDS
                         SUPPLEMENT TO PROSPECTUS
                          DATED JANUARY 29, 1996

     Effective April 17, 1996, The Vintage Funds (the "Trust") authorized changes to the investment policies and limitations of the Taxable Fixed Income Fund and the Municipal Fixed Income Fund (the "Fixed Income Funds") to permit each Fund to invest principally in other mutual funds. Either Fund may invest up to 25% of its assets in any one mutual fund, and up to 100% of its assets in other mutual funds in general. Although the Fixed Income Funds are permitted to invest principally in other mutual funds, they do not necessarily intend to do so. Neither Fund is required to invest in other mutual funds at any time.

     Each Fixed Income Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that invest primarily in securities which are permitted investments under the Fund's investment policies described in the Prospectus. In addition, each Fixed Income Fund will invest only in other funds that have fundamental investment restrictions that are substantially no less restrictive than its own. Nevertheless, the other funds purchased by the Fixed Income Funds likely will have certain investment policies, and use certain investment practices, that are different from those of the Funds and not described in the Prospectus. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.

     Prior to April 17, 1996, the Aggressive Growth Fund and the Asset Allocation Fund were authorized to, and had the stated intention to, invest principally in other mutual funds. As a result of the changes made effective with this Supplement, the disclosures found in the Prospectus regarding investments in other mutual funds by the Aggressive Growth Fund and the Asset Allocation Fund will apply to the Fixed Income Funds, except that the Fixed Income Funds do not have the stated intention to invest principally in other mutual funds. To the extent a Fund invests in other mutual funds, the risks associated with such investments become more significant, and investors should carefully read "Investment Objectives and Policies --Investments in Other Mutual Funds" (at pages 17-18 of the Prospectus) and other disclosures therein relating to investing in other mutual funds (e.g., the last paragraph under "Summary of Fund Expenses").

     The fundamental investment limitations described at pages 19-20 of the Prospectus were modified by an affirmative vote of a majority of the shareholders of each of the Fixed Income Funds so that, effective with this Supplement, each Fixed Income Fund is permitted to invest in other mutual funds to the same extent as the Aggressive Growth Fund and the Asset Allocation Fund. The investment limitations listed fourth and sixth on page 19 of the Prospectus have been modified to provide that the exceptions applicable to the Aggressive Growth Fund and the Asset Allocation Fund are also applicable to each Fixed Income Fund.

     On May 21, 1996, the Trust authorized a change to the investment objectives and policies of the Asset Allocation Fund, and the fourth paragraph of page 12 of the Prospectus is revised to read as follows:

          Under normal circumstances, the Fund's assets will be invested in both stock and bond index funds. The Adviser will purchase stock index funds which, in its opinion, have the greatest potential for capital appreciation. The Fund may from time to time invest up to 100% of its assets in any one of the following if, in the judgment of the Adviser, the Fund has the opportunity of seeking a high level of capital appreciation or current income without undue risk to principal: common stock index funds (including individual equity securities), bond index funds or money market funds. The Adviser will monitor and adjust its weighing of investments to adapt to changing market and economic conditions. Distributable income will fluctuate as the Fund shifts assets among various types of investments.

     This Supplement, and the Prospectus dated January 29, 1996, contain information that you should know before investing in any of the Funds and should be retained for future reference. Additional information, including information related to the changes in investment policies and limitations, is included in the Statement of Additional Information dated April 17, 1996.
The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 408-4682 (1-800-40-VINTAGE).




                             THE VINTAGE FUNDS
               STICKER FOR PROSPECTUS DATED JANUARY 29, 1996


To residents of ALABAMA, CONNECTICUT, IOWA, AND MICHIGAN:

Shares of the Taxable Fixed Income Fund and Municipal Fixed Income Fund are not offered in your state and may not be obtained either by original purchase or exchange.




                             THE VINTAGE FUNDS
               STICKER FOR PROSPECTUS DATED JANUARY 29, 1996


To residents of DELAWARE, KANSAS, MAINE, MONTANA, NORTH DAKOTA, RHODE ISLAND, SOUTH CAROLINA, AND VERMONT:

Shares of the Fiduciary Value Fund, Taxable Fixed Income Fund and Municipal Fixed Income Fund are not offered in your state and may not be obtained either by original purchase or exchange.



                             THE VINTAGE FUNDS
               STICKER FOR PROSPECTUS DATED JANUARY 29, 1996


To California Residents:

     The Taxable Money Market Fund, Tax-Free Money Market Fund, Starwood Strategic Fund and Fiduciary Value Fund are the only series of the Vintage Funds available for purchase in California. Shares of the Aggressive Growth Fund, Asset Allocation Fund, Taxable Fixed Income Fund and Municipal Fixed Income Fund are not offered in California and may not be obtained either by original purchase or exchange.




                             THE VINTAGE FUNDS
               STICKER FOR PROSPECTUS DATED JANUARY 29, 1996


To Massachusetts Residents:

The Taxable Money Market Fund, Tax-Free Money Market Fund, Starwood Strategic Fund and Fiduciary Value Fund are the only series of The Vintage Funds available for purchase in Massachusetts. Shares of the Aggressive Growth Fund, Asset Allocation Fund, Taxable Fixed Income Fund and Municipal Fixed Income Fund are not offered in Massachusetts and may not be obtained either by original purchase or exchange.




                             THE VINTAGE FUNDS

                        The Starwood Strategic Fund
                       The Aggressive Growth Fund
                        The Fiduciary Value Fund
                        The Asset Allocation Fund
                      The Taxable Fixed Income Fund
                     The Municipal Fixed Income Fund
                      The Taxable Money Market Fund
                     The Tax-Free Money Market Fund
                               (The "Funds")

                         Supplement to Prospectus
                          dated January 29, 1996

                          for Maryland Residents


The Funds may invest in certain "derivative securities," including options transactions and asset backed securities. The money market funds may not invest in options transactions.

An investment in these funds involves investment risks, including the possible loss of principal. The investment risks depend upon many factors, including the investment objectives of each Fund. These investment objectives are disclosed in the "Investment Objectives and Policies" section, beginning on page 6 of the Prospectus. There is no assurance that any Fund will achieve its investment objective, and there is no assurance that the money market Funds will be able to maintain a stable net asset value of $1.00 per share. There are various specific risks associated with each type of investment which the Funds may make. Each type of investment and the associated investment risks is described in the "Certain Investments and Investment Techniques" section, beginning on page 9 of the Prospectus. Additional information concerning types of investments and associated risks may be found in the Statement of Additional Information under the heading "Types of Investments and Investment Techniques."



                             THE VINTAGE FUNDS


                        The Starwood Strategic Fund
                        The Aggressive Growth Fund
                         The Fiduciary Value Fund
                         The Asset Allocation Fund
                       The Taxable Fixed Income Fund
                      The Municipal Fixed Income Fund
                       The Taxable Money Market Fund
                      The Tax-Free Money Market Fund
                               (The "Funds")

                         Supplement to Prospectus
                          dated January 29, 1996

                          for Missouri Residents


Investment in these Funds may involve a higher degree of risk than investment in more traditional open-end, diversified investment companies because the Funds may engage in the following activities:

1. The Starwood Strategic Fund may borrow money for investment purposes (leverage) up to 15%.

2.  The Starwood Strategic Fund may engage in short selling up to 25%.

3.  The Taxable Fixed Income fund may invest in low-rated debt securities.

4.  All Funds may invest in foreign securities.



                             THE VINTAGE FUNDS
               STICKER FOR PROSPECTUS DATED JANUARY 29, 1996


To Texas Residents:

The Taxable Money Market Fund, Tax-Free Money Market Fund, Starwood Strategic Fund and Fiduciary Value Fund are the only series of The Vintage Funds available for purchase in Texas. Shares of the Aggressive Growth Fund, Asset Allocation Fund, Taxable Fixed Income Fund and Municipal Fixed Income Fund are not offered in Texas and may not be obtained either by original purchase or exchange.




                             THE VINTAGE FUNDS


                        The Starwood Strategic Fund
                        The Aggressive Growth Fund
                         The Fiduciary Value Fund
                         The Asset Allocation Fund
                       The Taxable Fixed Income Fund
                      The Municipal Fixed Income Fund
                       The Taxable Money Market Fund
                      The Tax-Free Money Market Fund
                               (The "Funds")

                         Supplement to Prospectus
                          dated January 29, 1996

                          for Wisconsin residents

Investment in these Funds may involve a higher degree of risk than investment in more traditional open-end, diversified investment companies because the Funds may engage in the following activities:

1.  The Starwood Strategic Fund may engage in short selling up to 25%.

2. The Starwood Strategic Fund may borrow money for investment purposes (leverage) up to 15%.

These are speculative activities and involve relatively greater risks or costs to the Funds.




                             THE VINTAGE FUNDS


                        The Starwood Strategic Fund
                        The Aggressive Growth Fund
                         The Fiduciary Value Fund
                         The Asset Allocation Fund
                       The Taxable Fixed Income Fund
                      The Municipal Fixed Income Fund
                       The Taxable Money Market Fund
                      The Tax-Free Money Market Fund
                               (The "Funds")

                         Supplement to Prospectus
                          dated January 29, 1996

                          for Minnesota residents


Important information regarding investment risks is contained in this prospectus on page 7 under the heading "Certain Risk Factors". Additional information concerning risks involved with various types of investments which may be made by the Funds is disclosed in this prospectus, beginning on page 20, under the heading "Certain Investments and Investment Techniques." Information concerning investment risks is also contained in the Statement of Additional Information.




THE VINTAGE FUNDS


PROSPECTUS                    Prospectus dated January 29, 1996

    The Vintage Funds (the "Trust") is an open-end, management investment company (a mutual fund) having eight separate portfolios (the "Funds"), each of which has its own separate investment objective and policies.

    The Starwood Strategic Fund seeks growth of capital by investing principally in a diversified portfolio of equity securities of seasoned, financially strong growth companies.

    The Aggressive Growth Fund seeks growth of capital by investing primarily in a diversified portfolio of other no-load mutual funds that invest principally in large capitalization stocks, and secondarily in other no-load mutual funds that invest principally in small capitalization and emerging growth company securities.

    The Fiduciary Value Fund seeks growth of capital, current income and growth of income by investing principally in a diversified portfolio of common stocks, preferred stocks and securities convertible into common stock of companies that offer the prospect for growth of earnings while paying current dividends.

    The Asset Allocation Fund seeks preservation of capital, capital appreciation and income through a flexible policy of investing principally in a diversified portfolio of other no-load index mutual funds, including domestic and international stock and bond index funds, as well as money market funds.

    The Taxable Fixed Income Fund seeks a high level current income consistent with the preservation of capital by investing principally in a diversified portfolio of U.S. government securities and investment grade corporate debt obligations and asset-backed securities.

    The Municipal Fixed Income Fund seeks a high level of current income that is exempt from federal regular income tax consistent with the preservation of capital by investing principally in a diversified portfolio of investment grade municipal securities.

    The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing principally in a diversified portfolio of short-term money market instruments. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

    The Tax-Free Money Market Fund seeks a high level of current income that is exempt from federal income tax consistent with the preservation of capital and maintenance of liquidity by investing principally in a diversified portfolio of high quality, short-term municipal securities. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

    The shares offered hereby are not deposits or obligations of any financial institution and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves investment risks including the possible loss of principal. There can be no assurance that the money market Funds will be able to maintain a stable net asset value of $1.00 per share.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    This Prospectus contains information that you should know before investing in any of the Funds and it should be retained for future reference. A Statement of Additional Information, dated January 29, 1996 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by calling 1-800-408-4682 (1-800-40-VINTAGE).

                       [END OF COVER PAGE]

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES

FINANCIAL HIGHLIGHTS

HIGHLIGHTS

CERTAIN RISK FACTORS

INVESTMENT OBJECTIVES AND POLICIES
     The Starwood Strategic Fund
     The Aggressive Growth Fund
     The Fiduciary Value Fund
     The Asset Allocation Fund
     The Taxable Fixed Income Fund
     The Municipal Fixed Income Fund
     The Taxable Money Market Fund
     The Tax-Free Money Market Fund
     Temporary Investments
     Investments in Other Mutual Funds
     Fundamental Investment Limitations

CERTAIN INVESTMENTS AND
     INVESTMENT TECHNIQUES

NET ASSET VALUE

HOW TO BUY SHARES
     Minimum Investment
     Opening an Account
          By Mail
          By Wire
     Subsequent Investments
          By Automated Clearing House (ACH)
          By Telephone Order

DIVIDENDS AND DISTRIBUTIONS
     Timing of Certain Money Market Fund Transactions

EXCHANGE PRIVILEGE
     By Telephone
     By Mail or Telecopy

HOW TO REDEEM SHARES
     By Mail
          Signatures
     By Telephone
     Receiving Payment
     Check Writing (Money Market Funds Only)
     Minimum Account Balance

SHAREHOLDER SERVICES

THE TRUST AND ITS MANAGEMENT
     Investment Advisory Arrangements
          Investment Adviser
          Sub-Advisers
     Portfolio Managers' Backgrounds
     Advisory Fees
     Distribution Services
          Distributor
          Distribution Plan
     Administration of the Trust
          Administrator
          Shareholder Services Plan
          Other Arrangements
     Transfer Agent, Fund Accounting Agent
        and Custodian
     Portfolio Transactions
     Expenses

THE "VOICE" PROGRAM

TAXES
     The Municipal and Tax-Free Funds
     Backup Withholding

PERFORMANCE INFORMATION

GENERAL INFORMATION

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Fund's official sales literature in connection with the offer of the Fund's shares, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.


SUMMARY OF FUND EXPENSES


                Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . . . . . . . . . . . . . . . None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price) . . . . . . . . . . . . . . . . . . None
Deferred Sales Load (as a percentage of original
 purchase price or redemption proceeds, as applicable) . . . . . . . . . None
Redemption Fee (as a percentage of amount redeemed, if applicable) . . . None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None


            Annual Fund Operating Expenses *
        (As a percentage of projected average net assets)

                Management  12b-1      Servicing      Other(1)       Total (2)
Fund Name          Fees     Fees         Fees         Expenses       Expenses

Starwood Strategic  0.75%   0.10%       0.15%          0.50%         1.50%

Fiduciary Value     0.75%   0.10%       0.15%          0.50%         1.50%

Asset Allocation    0.75%   0.10%       0.15%          0.50%         1.50%

Aggressive Growth   0.75%   0.10%       0.15%          0.50%         1.50%

Taxable Fixed       0.50%   0.10%       0.15%          0.50%         1.25%
Income

Municipal Fixed     0.50%   0.10%       0.15%          0.50%         1.25%
Income

Taxable Money       0.50%   0.10%       0.15%          0.25%         1.00%
Market

Tax-Free Money      0.50%   0.10%       0.15%          0.25%         1.00%
Market


    (1) The Adviser has voluntarily agreed to waive its management fees to the extent necessary to cause the Other Expenses of each Fund to be as indicated. Although the Adviser has no current intention to abandon this voluntary arrangement, the Adviser may terminate the arrangement at any time at its sole discretion. Absent the voluntary fee waiver arrangement, Other Expenses are not expected to exceed 0.75% for the non-money market Funds and 0.50% for the money market Funds.

    (2) Absent the voluntary fee waiver arrangement, Total Expenses are not expected to exceed 1.75% for the non-money market Funds and 1.25% for the money market Funds.

* The Funds commenced operations on June 2, 1995 and only the Taxable Money Market Fund had investment operations during the period ended September 30, 1995. Thus, the expenses in the table are estimated based on average expenses expected to be incurred during the year ending September 30, 1996. During the course of this period, expenses may be more or less than the average amounts shown.

    Initial investments of less than the required minimum by persons exempt from the minimum investment requirement are subject to a one-time $4.50 administrative charge. See "How to Buy Shares." Wire-transferred redemptions are subject to a $15.00 charge and certain checking transactions may be subject to additional charges. See "How to Redeem Shares."

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. For a further description of the various costs and expenses incurred by the Funds, see
"The Trust and its Management."

Example:

    An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

Fund Name                                    1 Year         3 Years
Starwood Strategic Fund                     $15.00          $46.56
Aggressive Growth Fund                       15.00           46.56
Fiduciary Value Fund                         15.00           46.56
Asset Allocation Fund                        15.00           46.56
Taxable Fixed Income Fund                    12.50           38.91
Municipal Fixed Income Fund                  12.50           38.91
Taxable Money Market Fund                    10.00           31.19
Tax-Free Money Market Fund                   10.00           31.19

    The amounts listed in the example should not be considered as representative of future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's performance will vary and may result in an actual return greater or less than 5%.

    The Aggressive Growth Fund and the Asset Allocation Fund intend to invest principally in other mutual funds, and the other Funds may invest incidentally in other mutual funds. To the extent that a Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such other funds, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table or example above.
See "Investment Objectives and Policies -- Investments in Other Mutual Funds."


FINANCIAL HIGHLIGHTS

    The following schedule of per share data and ratios for the period from June 2, 1995 through September 30, 1995 has been audited by Price
Waterhouse LLP, independent accountants, whose report thereon is included in the 1995 Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. During this period, only the Taxable Money Market Fund had investment operations. Therefore, the schedules for the other Funds are not meaningful and have been omitted. This schedule should be read in conjunction with the other financial statements and notes thereto included in the Annual Report, which is available without charge by calling the Funds at 1-800-408-4682.

FINANCIAL HIGHLIGHTS
Period June 2, 1995 through September 30, 1995

                        Taxable Money
                         Market Fund

Per Share Operating Performance

Net asset value,
 beginning of period                   $1.00

Income From
Investment Operations:
  Net investment income                0.002
Total from investment income           0.002

Less Distributions:
 Dividends from
 net investment income                (0.002)
Total from distributions              (0.002)

Net asset value, end of period        $1.00

Total Return                           0.20%

Ratios/Supplemental Data

Net assets, end of period              $1,230,385
Ratio of expenses (after
   reimbursement) to
   to average net assets               0.47%
Ratio of net investment income
   to average net assets               0.65%


HIGHLIGHTS

Investment Objectives and Investment Risks

    The Vintage Funds (the "Trust") is a family of mutual funds with eight separate portfolios (the "Funds"), each having its own investment objective and policies. An investment in the Funds involves investment risks including the possible loss of principal. See "Certain Risk Factors," "Investment Objectives and Policies" and "Certain Investments and Investment Techniques."

Liquidity

    Each Fund continuously offers and redeems its shares at the Fund's prevailing net asset value per share. See "How to Buy Shares," "How to Redeem Shares" and "Net Asset Value." The Taxable Money Market Fund and the Tax-Free Money Market Fund each intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

No Sales or Redemption Charges

    There are no commissions, fees or charges by the Trust for the purchase or redemption of shares. Inital investments below the stated minimum, wire-transferred redemptions and certain checking transactions may be subject to additional charges. See "Summary of Fund Expenses," "How to Buy Shares" and "How to Redeem Shares."

Minimum Investment

    A minimum investment of $1,000 is required to open an account, except an IRA account for which the minimum is $500. Former shareholders of the Unified family of funds, or the Quest funds which acquired the Unified family of funds, may open an account with less than the required minimum. However, they are subject to a one-time $4.50 administrative charge to establish the
account.   Subsequent investments must be at least $100, or $50 for an IRA.
See "How to Buy Shares."

Investment Advisers

    Vintage Advisers, Inc. is the Funds' investment adviser (the "Adviser"). The Adviser has engaged Starwood Corporation to serve as sub-adviser to the Starwood Strategic Fund, and Fiduciary Counsel, Inc. to serve as sub-adviser to the Fiduciary Value Fund, the Taxable Fixed Income Fund, the Municipal Fixed Income Fund, the Taxable Money Market Fund and the Tax-Free Money
Market Fund. The sub-advisers manage the investment portfolios of the applicable Funds, subject to the Adviser's overall management. The Adviser itself manages the investment portfolios of the Asset Allocation Fund and the Aggressive Growth Fund. See "The Trust and its Management."

Retirement Plans and Other Shareholder Services

    The Trust offers retirement plans including a prototype Profit Sharing Plan, Money Purchase Pension Plan, Salary Savings Plan - 401(k) and IRA accounts, as well as a number of special shareholder services. For information regarding these plans or services, call the Transfer Agent at 1-800-408-4682. See "Shareholder Services."

V.O.I.C.E. (Vision for Ongoing Investment in Charity and Education)

    The Adviser administers The Vintage Funds University and Philanthropic Program pursuant to which the Adviser will make contributions to the general scholarship funds or endowments of certain accredited colleges and universities designated by qualified shareholders of any of the Funds. For information regarding this Program, call the Adviser at 1-800-408-4682.
Also see "The V.O.IC.E. Program" below.


CERTAIN RISK FACTORS

    An investment in the Funds involves investment risks including the
possible loss of principal.   Certain of these risks are described below, and
others are described under "Investment Objectives and Policies" and "Certain Investments and Investment Techniques" and in the Statement of Additional Information.

General

    The risks of each Fund depend upon many factors. For the Funds that invest principally in equity securities, these factors include, among others, the Fund's investment objective, the types of equity securities held and the financial position of the issuers of these securities. For the Funds that invest principally in debt securities, these factors include, among others, the Fund's investment objective, the average duration of the Fund's portfolio, credit quality of the securities held and interest rate movements. There is no assurance that any Fund will achieve its investment objective, and there is no assurance that the money market Funds will be able to maintain a stable net asset value of $1.00 per share.

Borrowing and Short Selling

    All of the Funds may borrow money up to one-third of the value of total assets (including the amount borrowed) for temporary or emergency purposes, and the Starwood Strategic Fund may borrow money to that extent for the purpose of investment. The Starwood Strategic Fund also may sell securities short to the extent of 25% of the value of its total assets. Borrowing money for investment purposes is a speculative technique and borrowing and short selling may increase investment risk. See "Investment Objectives and Policies -- The Starwood Strategic Fund" and "Certain Investments and Investment Techniques -- Selling Securities Short."

Foreign Securities

    Each of the Funds may invest up to 25% of its total assets in foreign securities (35% in the case of the Starwood Strategic Fund). Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. See "Certain Investments and Investment Techniques -- Foreign Securities."

Investments in Other Mutual Funds

    Each of the Aggressive Growth Fund and the Asset Allocation Fund intends to invest principally in other mutual funds. Each Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that otherwise is a permitted investment under the Fund's investment policies described herein. In addition, each Fund will invest only in other funds that have fundamental investment restrictions that are substantially no less restrictive than its own. Nevertheless, the other funds purchased by the Funds likely will have certain investment policies, and use certain investment practices that are different from those of the Funds and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk. See "Investment Objectives and Policies -- Investments in Other Mutual Funds."

Derivative Securities

    Although there is no uniform definition of "derivative securities," certain instruments in which the Funds may invest may be considered derivative because the value of the instrument fluctuates depending on the value of another security, index, reference interest rate or currency. These instruments may principally include options, futures, forward foreign currency exchange contracts and mortgage-backed securities. These instruments and related risks are described below under "Certain Investments and Investment Techniques" and in the Statement of Additional Information.

Short Operating History

    The Adviser was organized in December 1994 and the Funds commenced operations in June 1995. The Adviser has no prior operating history and does not act as the investment adviser to any other investment companies. See "The Trust and its Management -- Investment
Advisory Arrangements."


INVESTMENT OBJECTIVES AND POLICIES

    The Trust offers eight separate Funds, each with its own investment objective and policies. The Funds' investment objectives cannot be changed without shareholder approval. While there is no assurance that any Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. Unless otherwise indicated, the Funds' investment policies may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be notified before any material change in investment policies becomes effective.

    The following sections are concise descriptions of the Funds and their investment objectives and policies. More information about certain types of investments and investment techniques is provided below under "Certain Investments and Investment Techniques" and in the Statement of Additional Information.

The Starwood Strategic Fund

    The Starwood Strategic Fund seeks growth of capital. The Fund pursues this objective by investing principally in a diversified portfolio of equity securities of seasoned, financially strong growth companies. Although current income is an incidental consideration, many of the Fund's investments should provide regular dividends which may grow over time.

    Under normal circumstances, at least 65% of the Fund's assets will consist of common stocks, preferred stocks, and preferred stocks or corporate debt securities convertible into common stocks, that are issued by companies which, in the opinion of the Fund's sub-adviser, have the following characteristics:

        Above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

        A strong financial position with high credit standings and profitability;

        Important business franchises, leading products or dominant marketing and distribution systems;

        At least five years' operating history, annual revenues of at least $200 million and market capitalization of at least $300 million; and

        Attractive share prices relative to potential growth in earnings, cash flow or assets.

    The Fund's investments are selected by its sub-adviser, Starwood Corporation, which uses a combination of research techniques to identify companies having these characteristics. Fundamental research is used to evaluate various aspects of corporate performance, with a particular emphasis on consistency of results, long-term growth prospects and financial strength. Quantitative valuation methods are used to determine which growth companies offer superior values at a given point in time. When assessing growth rates, Starwood generally considers a company to be "above average" if its growth in earnings, cash flow or assets exceed the average growth rates of companies included in the S&P 500 index, as published by Standard &
Poor's Corporation ("Standard & Poor's").   When assessing financial quality,
Starwood evaluates five criteria: the strength of the company's balance sheet; the volatility of the company's earnings over time; the company's accounting practices; ranking (if any, at the time of purchase) given the company's common stock by Standard & Poor's; and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

    The Fund may also invest to a lesser extent in equity securities that do not meet the criteria listed above, as well as in investment grade corporate debt obligations. The types of equity securities in which the Fund may invest are described below under "Certain Investments and Investment Techniques -- Corporate Equity Securities." The corporate debt obligations in which the Fund may invest are described below under "The Taxable Fixed Income Fund" and "Certain Investments and Investment Techniques -- Corporate Debt Securities." Also, the Fund may invest temporarily in money market instruments of the types described below under "The Taxable Money Market Fund." It is expected that the Fund will invest principally in securities of U.S. companies. However, the Fund's investment policies permit the Fund to invest up to 35% of its net assets in foreign securities under normal circumstances.

    The Fund allocates its investments among different industries and companies, and changes its portfolio securities based on long-term investment considerations as opposed to short-term trading. However, the Fund may take advantage of opportunities for short-term profits as they arise.

    The Fund is permitted to borrow money up to one-third of the value of total assets (including the amount borrowed), and pledge up to 15% of the value of those assets to secure such borrowings, for the purpose of investment. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and Starwood's ability to achieve greater diversification of the Fund's portfolio. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value.
In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The Aggressive Growth Fund

    The Aggressive Growth Fund seeks growth of capital. The Fund pursues this objective by investing primarily in a diversified portfolio of other no-load mutual funds that invest principally in large capitalization stocks, and secondarily in other no-load mutual funds that invest principally in small capitalization and emerging growth company equity securities.

    The Fund's investment policies define "large capitalization" stocks as equity securities of companies that rank in the top one-third of the equity securities listed on the New York Stock Exchange ("NYSE"), based upon their equity capitalization. "Small capitalization" stocks are the equity securities of companies that rank in the middle one-third of the equity securities listed on the NYSE, based upon their equity capitalization.
Small capitalization stocks typically would rank near or slightly below the average capitalization of all equity securities listed on the NYSE.
"Emerging growth company securities" are defined as the equity securities of little-known companies. These equity securities may consist of securities of the types described below under "Certain Investments and Investment Techniques -- Corporate Equity Securities."

    Under normal circumstances, the Fund invests at least 65% of its assets in no-load mutual funds that invest principally in large capitalization stocks. However, depending on market circumstances, at times, the Fund may invest more heavily in no-load mutual funds emphasizing small capitalization stocks and emerging growth company securities. Additionally, at times, the Fund may invest in sector funds (which concentrate their investments in a particular industry) or international funds. However, at no time will the Fund invest more than 25% of its assets in any mutual fund concentrated in any one industry, or more than 25% of its assets in international funds. In addition, from time to time the Fund may invest in individual equity securities of the types described below under "Certain Investments and Investment Techniques -- Corporate Equity Securities."

    Small capitalization stocks and emerging growth company securities involve a higher degree of risk because most are not as broadly traded as large capitalization stocks and their prices may fluctuate more widely and abruptly. These securities are also less researched and often overlooked in the market, and may have less market liquidity than large capitalization stocks.

    To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. For a description of these and other factors related to the Fund's investment in other mutual funds, see "Investments in Other Mutual Funds" below.

The Fiduciary Value Fund

    The Fiduciary Value Fund seeks growth of capital, current income and growth of income. The Fund pursues this objective by investing principally in a diversified portfolio of common stocks, preferred stocks and preferred stocks or corporate debt securities convertible into common stocks of companies which offer the prospect of growth of earnings while paying current dividends. The Fund may also purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. Over time, continued growth of earnings should tend to lead to higher dividends and enhancement of capital value.

    The Fund's portfolio is managed by its sub-adviser, Fiduciary Counsel, Inc. In evaluating investments for the Fund, Fiduciary Counsel seeks to identify companies that have demonstrated their ability to grow and whose markets, profit margins and rates of return on investments indicate the likelihood of future growth, in addition to a likelihood for future dividend growth. The Fund allocates its investments among different industries and companies, and changes its portfolio securities based on long-term investment considerations and not for short-term trading purposes. However, the Fund may take advantage of opportunities for short-term profits as they arise.

    Under normal circumstances, at least 65% of the Fund's assets will consist of equity securities of the types described below under "Certain Investments and Investment Techniques -- Corporate Equity Securities." However, the Fund also may invest to a lesser extent in investment grade corporate debt obligations of the types described below under "The Taxable Fixed Income Fund." Also, the Fund may invest temporarily in money market instruments of the types described below under "The Taxable Money Market Fund."

The Asset Allocation Fund

    The Asset Allocation Fund seeks preservation of capital, capital appreciation and current income. There is no priority among these objectives. Rather, the Fund pursues its objectives through a flexible policy of investing principally in a diversified portfolio of other no-load index mutual funds, including domestic and international stock and investment grade bond index funds, as well as money market funds. The Fund may invest directly in equity securities (of the types described below under "Certain Investments and Investment Techniques -- Corporate Equity Securities"), investment grade corporate and municipal debt obligations, U.S. government securities and money market instruments, but under normal circumstances at least 65% of its assets will be invested in other no-load index funds.

    The types of stock index funds in which the Fund invests may include domestic and international stock index funds, large cap, small cap and mid cap stock index funds, and certain sector stock index funds. Bond index funds may include domestic and international corporate bond index funds, and municipal and U.S. government bond index funds. The Fund also may invest in no-load money market funds. However, at no time will the Fund invest more than 25% of its assets in index funds concentrated in any one industry, or more than 25% of its assets in foreign securities index funds.

    Under normal circumstances, the Fund's assets will be invested in both stock and bond index funds. The Adviser will purchase stock index funds which, in its opinion, have the greatest potential for capital appreciation. However, the Fund may not invest more than 75% of its assets in common stock index funds (or individual equity securities). The Fund may from time to time invest up to 100% of its assets in bond index funds or money market funds if, in the judgment of the Adviser, the Fund has the opportunity of seeking a high level of capital appreciation or current income without undue risk to principal. The Adviser will monitor and adjust its weighing of investments to adapt to changing market and economic conditions. Distributable income will fluctuate as the Fund shifts assets among various types of investments.

    To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. For a description of these and other factors related to the Fund's investment in other mutual funds, see "Investments in Other Mutual Funds" below.

The Taxable Fixed Income Fund

    The Taxable Fixed Income Fund seeks a high level current income consistent with the preservation of capital. The Fund pursues this objective by investing principally in a diversified portfolio of U.S. government securities and investment grade corporate debt obligations.

    The Fund's investments are selected by its sub-adviser, Fiduciary Counsel, Inc. Under normal circumstances, at least 65% of the Fund's assets will be invested in one or more of the following types of investments:

        domestic and foreign issues of corporate debt obligations having fixed rates of interest and rated in one of the three highest categories by a nationally recognized statistical rating organization (e.g., rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's, Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") or Thompson BankWatch ("BankWatch")), or which are of comparable quality in the judgment of Fiduciary Counsel;

        rated commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations (e.g., rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by Standard & Poor's, or F-1 or F-2 by Fitch), or which are of comparable quality in the judgment of Fiduciary Counsel;

        time deposits (including savings deposits and certificates of deposit), deposit notes and bankers acceptances in commercial banks or savings associations whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured financial institutions or who have at least $100 million in capital;

        direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

        notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Federal Farm Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;

        asset-backed securities rated in one of the three highest categories by a nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the adviser; and

        repurchase agreements collateralized by eligible investments.

    The Fund may also invest to a lesser extent in corporate debt obligations that are lower rated, but nevertheless investment grade. The Fund will not invest in corporate debt obligations having a rating of less than Baa by Moody's or BBB or better by Standard & Poor's, Fitch, Duff or Bankwatch. Fiduciary Counsel also may choose bonds that are unrated if it determines that such bonds are of comparable quality or have similar characteristics to investment grade bonds. Bonds rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If the Fund purchases a rated security and the rating is subsequently downgraded, Fiduciary Counsel will determine whether or not the security continues to be an acceptable investment. If
not, the security will be sold.   A description of the rating categories is
contained in the Appendix to the Statement of Additional Information.

    Also, from time to time during periods of other than normal market conditions, the Fund may invest in short-term temporary investments of the types described below under "The Taxable Money Market Fund."

    The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. Fiduciary Counsel will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustments of the duration of the dollar-weighted average maturity of the Fund's portfolio. Under normal circumstances, the Fund will limit the duration of the dollar-weighted average maturity of its portfolio to not less than three years or more than ten years. In periods of rising interest rates and falling bond prices, Fiduciary Counsel may shorten the Fund's average duration to minimize the effect of declining bond values on the Fund's net asset value. Conversely, during times of falling interest rates and rising prices a longer average duration of up to ten years may be sought. The Fund may hold individual securities of any maturity.

The Municipal Fixed Income Fund

    The Municipal Fixed Income Fund seeks a high level of current income that is exempt from federal regular income tax consistent with the preservation of capital. The Fund pursues this objective by investing principally in a diversified portfolio of investment grade municipal securities.

    Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal regular income tax. They are described in more detail below under "Certain Investments and Investment Techniques -- Municipal Securities" and in the Statement of Additional Information. The Fund may invest up to 25% of its assets in securities of issuers located in the same state.

    As a matter of investment policy, which may not be changed without shareholder approval, under normal circumstances, the Fund will be invested so that at least 80% of the income from investments will be exempt from federal regular income tax or that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal regular income tax.
 Interest income that is exempt from federal regular income tax retains its federal tax-free status when distributed to the Fund's shareholders. As described below under "Taxes," income from certain types of municipal securities may be subject to the federal alternative minimum tax. To the extent that the Fund invests in these securities, a shareholder, depending on the shareholder's own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these securities.

    The municipal securities in which the Fund invests are rated, at the time of purchase, Baa or better by Moody's or BBB or better by S&P, Fitch, Duff or Bankwatch. In certain cases the Fund's sub-adviser, Fiduciary Counsel, Inc., may choose securities that are unrated if it determines that they are of comparable quality. If the Fund purchases a rated security and the rating is subsequently downgraded, the Fund is not required to drop the security from the portfolio, but will consider whether such action is appropriate.

    The municipal securities in which the Fund invests may carry fixed or floating rates of interest. While fixed-rate securities bear interest at the same rate from issuance until maturity, the interest rate on floating rate securities is subject to adjustment based upon changes in market interest rates or indices, such as a bank's prime rate or a published market index. The interest rate for most floating rate securities varies directly with changes in the index rate, so that the market value of the security will approximate its stated value at the time of each adjustment.

    The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. Under normal circumstances, the Fund will seek to limit the duration of the dollar-weighted average maturity of its portfolio to not less than three years or more than 15 years. The Fund may hold individual securities of any maturity.

    From time to time, during periods of other than normal market conditions, the Fund may invest in short-term temporary investments which may or may not be exempt from federal income tax. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

The Taxable Money Market Fund

    The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of high quality, short-term money market instruments. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

    The Fund's investments are selected by its sub-adviser, Fiduciary Counsel, Inc. These investments principally include:

        direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

        notes, bonds, and discount notes of U.S. government agencies or instrumentalities;

        short-term corporate debt instruments (including commercial paper and variable rate demand notes) which mature in 270 days or less;

        domestic and foreign issues of corporate debt obligations having floating or fixed rates of interest and having remaining maturities of less than 13 months;

        time deposits (including savings deposits and certificates of deposit) and bankers acceptances in commercial banks or savings associations whose accounts are insured by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured financial institutions or who have at least $100 million in capital (collectively, "domestic bank instruments");

        other short-term investments of a type which the adviser determines presents minimal credit risks and which are of "high quality" as determined by a nationally recognized statistical rating organization, or, in the case of an instrument that is not rated, of comparable quality in the judgment of the adviser; and

        repurchase agreements collateralized by eligible investments.

    The Fund may invest only in securities that, at the time of purchase, have a remaining maturity of less than 13 months and that are "eligible securities" as defined by regulations of the Securities and Exchange Commission. "Eligible securities" generally include securities rated in one of the two highest categories by at least two nationally recognized statistical rating organizations (or by one such rating agency if only one has issued a rating) or, if unrated, are determined to be of comparable quality by Fiduciary Counsel pursuant to policies approved by the Board of Trustees. If the Fund purchases an eligible security and its rating is subsequently downgraded so that the security is no longer of high quality, the Fund will consider and take appropriate action, which may include divesting the security. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Tax-Free Money Market Fund

    The Tax-Free Money Market Fund seeks a high level of current income that is exempt from federal income tax consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of high quality, short-term municipal securities. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

    The Fund invests principally in high quality, short-term municipal securities, the interest from which is exempt from federal income tax. Municipal securities are described generally under "The Municipal Fixed Income Fund" above, and are described in more detail below under "Certain Investments and Investment Techniques -- Municipal Securities" and in the Statement of Additional Information. The Fund may invest up to 25% of its assets in securities of issuers located in the same state.

    As a matter of investment policy, which may not be changed without shareholder approval, under normal circumstances, the Fund will be invested so that at least 80% of the income from investments will be exempt from federal income tax or that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal income tax. Interest income that is exempt from federal income tax retains its federal tax-free status when distributed to the Fund's shareholders. As described below under "Taxes," income from certain types of municipal securities may be subject to the federal alternative minimum tax. To the extent that the Fund invests in these securities, a shareholder, depending on the shareholder's own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these securities. However, the Fund will limit its investments in these securities so that no more than 20% of its income will be subject to the alternative minimum tax.

    From time to time, during periods of other than normal market conditions, the Fund may invest in instruments that may or may not be exempt from federal income tax. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

    The Fund may invest only in securities that, at the time of purchase, have a remaining maturity of less than 13 months and that are "eligible securities" as defined by regulations of the Securities and Exchange Commission. "Eligible securities" generally include securities rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (or by one such rating agency if only one has issued a rating) or, if unrated, determined to be of comparable quality by the Fund's sub-adviser, Fiduciary Counsel, Inc., pursuant to policies approved by the Board of Trustees. If the Fund purchases an eligible security and its rating is subsequently downgraded so that the security is no longer of high quality, the Fund will consider and take appropriate action, which may include divesting the security. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Temporary Investments

    All of the Funds may invest temporarily in cash or short-term money market instruments during times of unusual market conditions for defensive purposes, without limitation. These temporary investments may include the instruments described above under "The Taxable Money Market Fund". The Funds may also invest in these instruments temporarily to maintain liquidity in anticipation of favorable investment opportunities. Under normal market conditions, the Funds (other than the money market Funds) will limit their temporary investments for liquidity purposes to no more than 20% of the value of their total assets.

Investments in Other Mutual Funds

    All of the Funds may invest to some extent in the securities of other open-end registered investment companies ("mutual funds"). Each of the Aggressive Growth Fund and the Asset Allocation Fund intends to invest principally in other mutual funds, and may invest up to 25% of its assets in any one mutual fund, and up to 100% of its assets in other mutual funds in general. Each of the other Funds intends to invest incidentally in other mutual funds and may not invest more than 5% of its total assets in any one mutual fund, or more than 10% of its total assets in mutual funds in general. The Funds, considered together, may not invest in more than 3% of the total outstanding voting securities of any one mutual fund. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.

    The Trust believes that investing in other mutual funds will provide the Funds with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Funds could achieve by investing in individual securities. The Funds will invest only in other mutual funds that do not impose up-front sales loads or deferred sales loads or redemption fees. However, the Fund may invest in Funds that have 12b-1 plans or shareholder services plans which permit the funds to pay certain distribution and other expenses from fund assets. To the extent that a Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. (For example, each of the Aggressive Growth Fund and the Asset Allocation Fund pays the Adviser a fee of 0.75% of its average net assets to manage its investment portfolio of other mutual funds, each of which pays its own investment adviser a similar fee to manage its own portfolio
securities.)   In addition, to the extent that a Fund invests in other mutual funds, the Fund's shareholders may receive capital gains distributions to a greater extent that if the shareholder owned the underlying mutual funds directly.

    Each Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that otherwise is a permitted investment under the Fund's investment policies described herein. In addition, each of the Aggressive Growth Fund and the Asset Allocation Fund will invest only in other funds that have fundamental investment restrictions that are substantially no less restrictive than its own. Nevertheless, the mutual funds purchased by the Funds likely will have certain investment policies, and use certain investment practices that are different from those of the Funds and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk. The Funds are independent from any of the other mutual funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those funds. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. However, a mutual fund is not required to redeem any of its shares owned by another mutual fund in an amount exceeding 1% of the underlying fund's shares during any period of less than 30 days. As a result, to the extent that a Fund owns more than 1% of another mutual fund's shares, the Fund may not be able to liquidate those shares in the event of adverse market conditions or other considerations.

    Also, the investment advisers of the mutual funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one fund may be purchasing securities of the same issuer whose securities are being sold by another fund, with the result that the Fund would incur an indirect expense without any corresponding investment or economic benefit.

    When a Fund invests in another mutual fund, the Fund will have the right to vote on matters submitted to a vote of the other fund's shareholders. As required by the Investment Company Act of 1940, on all matters submitted to a vote of the other fund's shareholders, the Fund will vote all of its shares in that fund in the same proportion as the vote of all other shareholders of that fund.

Fundamental Investment Limitations

    The following investment limitations cannot be changed without shareholder approval. These limitations are considered at the time of purchase; a sale of securities is not required in the event of a subsequent change in circumstances.

None of the Funds will:

   borrow money or pledge securities except that, for temporary or emergency purposes, each Fund may borrow up to one-third of the value of total assets (including the amount borrowed) and pledge up to 15% of the value of those assets to secure such borrowings, and except that the Starwood Strategic Fund may borrow money and pledge securities for the purpose of investment subject to the foregoing asset value limitations;

   lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

   with respect 75% of the value of its total assets (100% in the case of the Taxable Money Market Fund), invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by U.S. government securities and securities of other investment companies) of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer;

   invest 25% or more of the value of its total assets in any one industry or in government securities of any one foreign country, except that (i) each Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) each of the Aggressive Growth Fund and the Asset Allocation Fund may invest without limitation in other investment companies and (iii) each of the Taxable Money Market Fund and the Tax-Free Money Market Fund may invest without limitation in domestic bank instruments.

   write or purchase options, except that each Fund (other the Taxable Money Market Fund and the Tax-Free Money Market Fund) may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options;

   invest in more than 3% of the total outstanding voting securities of any one investment company or invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general, except that each of the Aggressive Growth Fund and the Asset Allocation Fund may invest of up to 25% of its total assets in any one investment company and up to 100% of their total assets in investment companies in general, subject to the other limitations described herein. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.


CERTAIN INVESTMENTS AND INVESTMENT TECHNIQUES

    This section describes certain types of investments, investment techniques and investment policies and limitations of the Funds. For further information, see the Statement of Additional Information.

Corporate Equity Securities

    The Starwood Strategic Fund, the Aggressive Growth Fund, the Fiduciary Value Fund and the Asset Allocation Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and rights issued by corporations in any industry (industrial, financial or utility) which may be denominated in U.S. dollars or in foreign currencies. Equity securities fluctuate in value, often based on factors unrelated to the performance of the issuer of the securities and fluctuations can be pronounced. Small capitalization issues and emerging growth company securities, in particular, may be subject to wider price fluctuations than the stock market as measured by popular indices.

    Preferred Stocks. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

    Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities,
(b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

    Warrants and Rights. Each Fund named above may invest up to 5% of its total assets in warrants and rights, including but not limited to warrants or rights (i) acquired as part of a unit or attached to other securities purchased by the Fund, or (ii) acquired as part of a distribution from the issuer.

Fixed Rate Corporate Debt Obligations

    All of the Funds may invest to varying extents in fixed rate corporate debt obligations. Also, all of the Funds may invest in short-term fixed rate
corporate debt obligations that qualify as money market instruments.   Fixed
rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest.
This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

    Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

    Certain fixed-income obligations may involve equity characteristics. The Asset Allocation Fund and the Taxable Fixed Income Fund may, for example, invest in unit offerings that combine fixed-income securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its fixed-income component. These Funds have no current intention of converting any convertible securities it may own into equity securities or holding them as an equity investment upon conversion.

Other Corporate Debt Obligations

    The Funds may also invest to varying extents in other corporate debt obligations, including those described below. Also, all of the Funds may invest in short-term corporate debt obligations that qualify as money market instruments.

    Floating Rate Obligations. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

    Variable Rate Demand Notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest index or a stated percentage of a prime rate or another published rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

    Zero Coupon Securities.   Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

Corporate Debt Ratings

    The Funds will not invest in corporate debt obligations having a rating of less than Baa by Moody's or BBB or better by Standard & Poor's, Fitch, Duff or Bankwatch. (The money market Funds have higher rating requirements, as described above.) In certain cases a Fund's investment adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to investment grade bonds. Bonds rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the Fund's sub-adviser. The sub-adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.
A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

Asset-Backed Securities

    The money market Funds may invest in mortgage-related asset-backed securities that are considered U.S. government securities. The other Funds may invest in these and, to varying extents, in other asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

    Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

     The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Foreign Securities

    Each Fund may invest in foreign securities, including foreign securities not publicly traded in the United States. The Starwood Strategic Fund may invest up to 35% of its total assets in foreign securities. Each of the other Funds may invest up to 25% of its total assets in foreign securities. The percentage of a Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

    Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation and nationalization, confiscatory taxation, reduced levels of government regulation of securities markets, currency fluctuations and restrictions on, and costs associated with, the exchange of currencies, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of a default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

    Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

    To the extent that debt securities purchased by a Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in the currency will decrease.

    Foreign Currency Transactions. The Funds may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

    The Funds may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency transactions may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

Municipal Securities

    The Municipal Fixed Income Fund may invest in municipal securities. The Tax-Free Money Market Fund may invest in short-term municipal securities that qualify as money market instruments.

    Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

    The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

    Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semiannual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

    Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations and insurance companies. These participation interests give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of high quality. These typically give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

    Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate of any of the above.

    Industrial Development Bonds. Industrial development bonds are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. Industrial development bonds do not represent a pledge of credit or create any debt of municipality or a public authority, and no taxes may be levied for payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities if the interest paid on them, in the opinion of bond counsel, is exempt from federal regular income tax.

    Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

    Tax-Exempt Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

    Zero Coupon and Capital Appreciation Bonds. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

U.S. Government Securities

    All of the Funds may invest in U.S. government securities. These securities are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"), are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities, because it is not obligated to do so.

Bank Instruments

    All of the Funds may invest in bank instruments of the types described under "The Taxable Money Market Fund". These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and record keeping and the public availability of information.

Credit Facilities

    All of the Funds may invest in demand notes and revolving credit facilities that qualify as money market instruments. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest. These instruments are subject to the considerations described above with regard to foreign securities.

Repurchase Agreements

    All of the Funds may invest in repurchase agreements related to eligible securities. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. Under the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan collateralized by the underlying securities. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Reverse Repurchase Agreements

    The Funds may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Lending of Portfolio Securities

    In order to generate additional income, each Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which its investment adviser has determined are creditworthy under guidelines established by the Board of Trustees. In these loan arrangements, the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. The Fund continues to be entitled to payments in amounts equal to the interest, dividends and other distributions on the loaned security and receives interest on the amount of the loan.

Selling Securities Short

    The Starwood Strategic Fund may sell securities short. The Fund will effect short sales when it is believed that the price of a particular security will decline. A short sale involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

     When the Fund makes a short sale, it must deposit with the lender or maintain in a segregated account cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold. The Fund may sell securities short only to the extent that would cause the amounts on deposit or segregated to equal 25% of the value of its total assets.

     The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale.

When-Issued and Delayed Delivery Transactions

    The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. Prior to such delivery, no income on the securities accrues to the Fund. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous.

Demand Features

    The Funds that invest in debt securities may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

Options Transactions

    Each of the Funds (except the Taxable Money Market Fund and the
Tax-Free Money Market Fund) may attempt to hedge all or a portion of its portfolio by buying put options on portfolio securities. These Funds also may also write covered call options on portfolio securities to attempt to increase current income. Each Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

    A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund forgoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

    Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the fund may experience material losses. However, in writing options the premium is paid in advance by the dealer, OTC options, which may not be continuously liquid, are available for a greater variety of assets, and a wider range of expiration dates and exercise prices, than are exchange traded options. The Fund intends to treat OTC options as illiquid securities.

Restricted and Illiquid Securities

    The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets (10% in the case of the money market Funds).

Portfolio Turnover

    Each Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. Each of the Funds intends to make investments based on long-term investment considerations as opposed to short-term trading. However, each Fund may take advantage of opportunities for short-term profits as they arise. Higher portfolio turnover results in increased Fund expenses, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities, and results in the acceleration of realization of capital gains or losses for tax purposes. The Funds cannot accurately predict their portfolio turnover rates, but it is anticipated that each Fund's annual turnover rate generally will not exceed 100% (excluding the money market Funds, which must invest in short-term instruments). Each Fund intends to comply with the short-term trading restrictions of Subchapter M of the Internal Revenue Code of 1986, as amended, which could inhibit a rapid change in a Fund's investments.


NET ASSET VALUE

    Net asset value per share (the price at which shares are purchased and redeemed) is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each business day the Exchange is open for business. Each Fund's net asset value per share is determined by dividing the sum of the market value of all securities and all other assets of the applicable Fund, less liabilities of the Fund, by the number of the Fund's shares outstanding.

    The net asset value per share will fluctuate for each Fund other than the Taxable Money Market Fund and the Tax-Free Money Market Fund. The portfolio securities of the two money market Funds are valued utilizing the amortized cost method of valuation, which normally approximates market value, and which is intended to result in a constant net asset value of $1.00 per share. Although every effort is made to maintain the net asset value of the money market Funds at $1.00 per share, there can be no assurance that this constant net asset value will be maintained at all times. For example, in the event of rapid and sharp increases in current interest rates, a national credit crisis, or a default by one or more of the issuers of a money market Fund's portfolio securities, then it is possible that a money market Fund's net asset value could decline below $1.00 per share.


HOW TO BUY SHARES

    Shares of the Funds are sold each day the New York Stock Exchange is open at the applicable Fund's net asset value per share next calculated after receipt of the purchase order in proper form. The Trust reserves the right to reject any purchase request.

Minimum Investment

    The minimum initial investment in each Fund is $l,000, except an IRA for which the minimum initial investment is $500. Former shareholders of the Unified family of funds, or the Quest funds which acquired the Unified family of funds, may open an account with less than the required minimum. However, they are subject to a one-time $4.50 administrative charge to establish the account. Subsequent investments may be made in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. Minimum investments for certain other types of retirement accounts may be different. See "Shareholder Services."

Opening An Account

    An account may be opened by mail or bank wire, as follows:

    By Mail.  To open a new account by mail:

        Complete and sign the account application. (Be sure to specify the name of the Fund(s) in which an investment is made.)

        Enclose a check payable to each Fund specified in the application.

        Mail the application and the check to the Transfer Agent at the
        following address:   The Vintage Funds, c/o Unified Advisers, Inc.,
        P.O. Box 6110, Indianapolis,  Indiana 46206-6110.

    By Wire. To open a new account (or to open an additional account in a different Fund) by wire, call the Transfer Agent at 1-800-408-4682. A representative will assist you to obtain an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

         Star Bank, N.A.
         ABA # 04-20000-13
         Attention:  Name of Fund   (see below)
                           Number of Fund (see below)
         Credit Account # ________  (see below)

    The applicable Fund and account numbers are as follows:

Fund Name                         Fund Number         Account Number

Starwood Strategic Fund                20                483616744
Aggressive Growth Fund                 21                483616751
Fiduciary Value Fund                   23                483616769
Asset Allocation Fund                  24                483616777
Taxable Fixed Income Fund              25                483616785
Municipal Fixed Income Fund            26                483616793
Taxable Money Market Fund              30                483616819
Tax-Free Money Market Fund             31                483616827


    The order is considered received when Star Bank, N.A., the Trust's custodian, receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account -- By Mail" above. The Trust will not permit redemptions until the Transfer Agent receives the application in proper form. Financial institutions may charge a fee for wire transfers.

Subsequent Investments

    Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA, which must be in amounts of at least $50. Additional purchases may be made:

        By sending a check, made payable to the applicable Fund, to The Vintage Funds, [Name of Fund], P.O. Box 640689, Cincinnati, Ohio 45264-0689. The Trust will charge a $15 fee against a shareholder's account for any check returned for insufficient funds. The shareholder also will be responsible for any losses suffered by the Trust as a result.

        By wire to the applicable Fund account as described above under "Opening an Account -- By Wire". Shareholders should call the Transfer Agent at 1-800-408-4682 before wiring funds.

        By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

        By telephone order, as described below.

     By Automated Clearing House (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100.
ACH is the electronic transfer of funds directly between an account with a financial institution and the applicable Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-408-4682. Allow at least two weeks for preparation before using ACH. To order a purchase or redemption by ACH, call the Transfer Agent at 1-800-408-4682. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH transactions are completed approximately two business days following the placement of the transfer order.

    ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

    By Telephone Order. Once an account is open, shares may be purchased at a certain day's price by calling the Transfer Agent at 1-800-408-4682, before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on that day. Orders must be for $1,000 or more and may not be for an amount greater that twice the value of the existing account at the time the order is placed. Payment by check or wire must be received within three business days after the order is placed, or the order will be cancelled and the shareholder will be responsible for any resulting loss to the Fund. Payment of telephone orders by check may not be mailed to the Transfer
Agent's P.O. Box address herein, but must be mailed to the Transfer Agent at Unified Advisers, Inc., 429 North Pennsylvania Street, Indianapolis, Indiana 46204. Payment must be accompanied by the order number given at the time the order is placed. A written confirmation with complete purchase information will be sent to the shareholder of record shortly after payment is received.


DIVIDENDS AND DISTRIBUTIONS

    The Starwood Strategic Fund, the Aggressive Growth Fund, the Asset Allocation Fund and the Fiduciary Value Fund declare and pay dividends on a quarterly basis.

    The Taxable Fixed Income Fund and the Municipal Fixed Income Fund declare and pay dividends on a monthly basis.

    The Taxable Money Market Fund and The Tax-Free Money Market Fund declare and pay dividends on a daily basis.

    The Funds make distributions of any net realized long-term capital gains at least once every twelve months. Dividends and distributions are automatically reinvested in additional shares on payment dates at the ex-dividend net asset value, unless cash payments are requested on the account application or in writing to the Transfer Agent. If cash payments are requested with respect to either of the money market Funds, daily dividends will accumulate and be paid at the end of each month, as requested in writing. All shareholders on the record date are entitled to the dividend.

    If an order for shares is received on a business day prior to receipt of wire payment, shares purchased by wire begin earning dividends on the business day wire payment is received by the Transfer Agent. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Shares earn dividends through the business day that proper written redemption instructions are received by the Transfer Agent. Certain transactions in the money market Funds are treated differently, as described below.

Timing of Certain Money Market Fund Transactions

    The money market Funds have two transaction times each day, at 12:00 noon (Eastern time) and the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). New investments represented by federal funds or bank wires received by the Custodian prior to 12:00 noon are paid the full dividend for that day; such investments received after 12:00 noon do not begin to receive daily dividends until the next day. Redemption orders received prior to 12:00 noon are effected at 12:00 noon, and the redemption proceeds are normally available that day. Redemption orders received after 12:00 noon are effected at the close of regular trading on the New York Stock Exchange, and the redemption proceeds are normally remitted the next business day. Redemption orders received at any time during a day do not earn that day's dividend.


EXCHANGE PRIVILEGE

    Shares of any Fund may be exchanged for shares of any other Fund at net asset value, without any additional charges. The shares exchanges must have been registered in the shareholder's name for at least five days prior to the exchange request, and must have a net asset value which at least meets the minimum investment required for the Fund into which the exchange is being made.

    Exchange requests may be made by telephone or in writing. Exchanges will be effected at the respective net asset values per share of the Funds involved, next determined after the exchange request is received in proper form. If an exchange request is received by the Transfer Agent in proper form on a Trust business day before the close of regular trading on the New York Stock
Exchange (currently 4:00 p.m., Eastern time), the exchange will be effected that day. An exchange of shares purchased by check will be delayed until the check has been converted into federal funds and redemption proceeds are available for purchase of the newly acquired shares, which could take up to 15 days.

    By Telephone. Exchange requests may be made by telephone by calling the Transfer Agent at 1-800-408-4682. Exchange requests made by telephone will be effected only if (1) the shareholder's existing account has authorized telephone redemption privileges (see "How to Redeem Shares -- By Telephone" below) and (2) no account information will change as a result of the exchange. The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange requests may be recorded.

    By Mail or Telecopy. Exchange requests made in writing should be sent to The Vintage Funds c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110. A written request to exchange shares having a net asset value of less than $5,000 may be sent by telecopy, by first calling the Transfer Agent at 1-800-408-4682. Regardless of whether the request is sent by mail or by telecopy, the request must be signed exactly as the shareholder's name appears on the Trust's account records. If the shares to be exchanged have a net asset value of $5,000 or more, the request must be mailed, and all signatures must be properly guaranteed as described below under "How to Redeem Shares -- Signatures." If shares are to be exchanged into a new account registered in a different name, or if any account information will change as a result of the exchange, a separate account application must be received by the Transfer Agent by mail before the exchange may be effected.

    The exchange privilege is designed to accommodate changes in shareholder investment objectives. It is not designed for frequent trading in response to short-term market fluctuations. Accordingly, the Trust reserves the right to limit a shareholder's use of the exchange privilege. The exchange privilege may be modified or terminated at any time.

    Any exchange involves a redemption of shares of one Fund and an investment of the redemption proceeds in shares of another Fund. Before requesting an exchange, a shareholder should read carefully the parts of this Prospectus describing the Fund into which the exchange will be made. Also, an exchange is treated for federal income tax purposes as a sale of the shares given in exchange, and the shareholder may realize a taxable gain or loss on the exchange.


HOW TO REDEEM SHARES

    Shares of each Fund may be redeemed on any day on which the Fund computes it net asset value. Shares are redeemed at their net asset value next determined after the Transfer Agent receives the redemption request in proper form. Redemption requests may be may by mail or by telephone.

     By Mail. A shareholder may redeem shares by mailing a written request to The Vintage Funds, c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

         Signatures. Shareholders requesting a redemption of $5,000 or more, or a redemption of any amount payable to a person other than the shareholder of record or to be sent to an address other than that on record with the Trust, must have all signatures on written redemption requests guaranteed.
The Transfer Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other
"eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signatures guaranteed by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

         Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

    By Telephone. You may also redeem shares by telephone by calling the Transfer Agent at 1-800-408-4682. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-408-4682.

    Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged for outgoing wires.

    Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

    The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, redemption by mail should be considered.

Receiving Payment

    The Trust normally will make payment for all shares redeemed within three business days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. A requested wire of redemption proceeds normally will be effected the following business day, but in no event more than three business
days, after receipt of the redemption request in proper form.   However, when
shares are purchased by check or through ACH, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 days.

Check Writing (Money Market Funds Only)

    Under the Funds' check writing service, shareholders of the Taxable Money Market Fund or the Tax-Free Money Market Fund may write checks payable to any payee in any amount of $250 or more. There is no check writing privilege for the non-money market Funds. A shareholder with check writing privileges may present for payment three checks per month free of charge; additional checks will result in a charge of $0.30 per check. Daily dividends will continue to accrue on the shares redeemed by check until the day the check is presented for payment.

    The Check Writing Privileges section of the account application must be completed in order to initiate check writing privileges. For existing accounts, check writing privileges may be initiated by sending a written request to the Transfer Agent with all signatures guaranteed. A book of checks will be sent to the shareholder of record upon the Transfer Agent's receipt of the request.

    A check should not be used to close out an account with the Fund because the balance of the account will continue to increase by the amount of daily dividends until the check is presented for payment. The Transfer Agent may impose a charge for checks returned unpaid for insufficient funds or for effecting stop-payment instructions.

Minimum Account Balance

    Due to the high cost of maintaining accounts with low balances, the Trust may involuntarily redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $1,000 ($500 for an IRA) due to shareholder redemptions. This requirement does not apply, however, if the balance falls below the minimum because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


SHAREHOLDER SERVICES

    Each time shares are purchased or redeemed, a statement will be mailed showing the details of the transaction and the number and value of shares owned after the transaction. Share certificates are not issued. Financial reports showing investments, income and expenses of the Funds are mailed to shareholders semi-annually. After the end of each year, shareholders receive a statement of all their transactions for the year.

    The Trust provides a number of plans and services to meet the special needs of certain investors, including (1) an automatic investment plan, (2) a payroll deduction plan, (3) a systematic withdrawal plan to provide monthly payments,
(4) retirement plans such as IRA and 403(b), and (5) corporate pension and profit sharing plans, including a 401(k) plan. Brochures describing these plans and related charges and account applications are available from the Transfer Agent by calling 1-800-408-4682.


THE TRUST AND ITS MANAGEMENT

    The Trust is an Indiana business trust authorized to offer separate classes and sub-classes of shares of beneficial interest. At the date of this Prospectus, the Trust has established each of the eight Funds described herein as a separate class of its shares. The Trust's offices are at 429 North Pennsylvania Street, Indianapolis, Indiana 46204. The business affairs of the Trust are under the direction of its Board of Trustees.

Investment Advisory Arrangements

    Investment Adviser. Vintage Advisers, Inc., 429 North Pennsylvania Street, Indianapolis, Indiana 46204, serves as the Trust's investment adviser (the "Adviser"). The Adviser supervises and assists in the management of the Funds under an Investment Advisory Agreement between the Adviser and the Trust, subject to the overall authority of the Board of Trustees. The Adviser also is responsible for monitoring and evaluating the performance of each Sub-Adviser, as described below.

    The Adviser was organized in December 1994 and is a registered investment adviser. It has no prior operating history and does not act as the investment adviser to any other investment companies. The Adviser is controlled by Timothy L. Ashburn and Jack R. Orben, each of whom owns of record 25% of its voting securities. The remainder of the Adviser's voting securities are owned of record by a management retention plan for the benefit of Messrs. Ashburn and Orben and certain other individuals. Messrs. Ashburn and Orben control the voting of the shares owned by that plan. They, together with the other directors and officers of the Adviser, have substantial experience in the investment counsel and mutual fund industries. Each of the portfolio managers named below under "Portfolio Managers' Backgrounds" is a director or officer of the Adviser. Messrs. Ashburn and Orben are members of the Trust's Board of Trustees.

    The Adviser has notified the Trust that, in the event of an initial public offering of the Adviser's voting securities, the Adviser may offer the first opportunity to purchase such securities to persons who are then shareholders of the Funds. The Adviser has also notified the Trust, however, that it has no current intention of offering its voting securities to the public in the foreseeable future, and that there can be no assurance that the Adviser will ever offer its voting securities to the public.

    Sub-Advisers. The Adviser has entered into Sub-Advisory Agreements with Starwood Corporation and Fiduciary Counsel, Inc. (the "Sub-Advisers") to manage the investment portfolios of certain of the Funds. The Sub-Advisers are located at 40 Wall Street, New York, New York. They are wholly owned subsidiaries of Associated Family Services, Inc. ("AFS"). Jack R. Orben owns 33% of the outstanding voting securities of AFS.

    Starwood Corporation is the sub-adviser of the Starwood Strategic Fund. Originated in 1932, Starwood Corporation is a registered investment adviser that manages approximately $30 million in assets. It does not act as the investment adviser to any other investment companies.

    Fiduciary Counsel, Inc. is the sub-adviser to each of the Fiduciary Value Fund, the Taxable Fixed Income Fund, the Municipal Fixed Income Fund, the Taxable Money Market Fund and the Tax-Free Money Market Fund. Formed in 1931, Fiduciary Counsel is a registered investment adviser that manages approximately $350 million in assets. It does not act as the investment adviser to any other investment companies.

Portfolio Managers' Backgrounds

    Starwood Strategic Fund. Andrew E. Beer is the Fund's portfolio manager. Mr. Beer has been the President and Director of Starwood Corporation since 1984.

    Aggressive Growth Fund and The Asset Allocation Fund.  Timothy L.
Ashburn and Lynn E. Wood are the Funds' portfolio managers. Mr. Ashburn is the Chairman of the Board and President of the Adviser. Also, since December 1989, he has been the Chairman of the Board of the Distributor and the Transfer Agent. From July 1991 to April 1994, he also was the Trust Division Manager and Senior Trust Officer of Vine Street Trust Company, Lexington, Kentucky. Mr. Wood is the Executive Vice President and Chief Operating Officer and a Director of the Adviser. Since July 1993, he has been the President and Chief Operating Officer of the Distributor and the Transfer Agent. Prior to then, he was Vice President and Managing Director of the Distributor.

    Fiduciary Value Fund, Taxable Fixed Income Fund, Municipal Fixed Income Fund, Taxable Money Market Fund and Tax-Free Money Market Fund. Ralph
E. Rosamilia is the Funds' portfolio manager. Mr. Rosamilia has been the President and Chief Executive Officer of Fiduciary Counsel since January 1995. Prior to then, he was a Managing Director of Fiduciary Counsel since 1986. Since 1986, Mr. Rosamilia has been Chairman of Fiduciary
Counsel's Investment Policy Committee and a member of its Executive
Committee. Mr. Rosamilia graduated from the University of Pennsylvania's Wharton School of Business in 1966, and has nearly 30 years of investment experience.

Advisory Fees

    Each Fund pays the Adviser an annual advisory fee, payable monthly, based on its average daily net assets. The fee is equal to 0.75% of the Fund's average daily net assets for all of the Funds that may invest principally in equity securities (i.e., the Starwood Strategic Fund, the Aggressive Growth Fund, the Fiduciary Value Fund and the Asset Allocation Fund). The fee is equal to 0.50% of the Fund's average daily net assets for all of the Funds that may invest principally in debt securities (i.e., the Taxable Fixed
Income Fund, the Municipal Fixed Income Fund, the Taxable Money Market Fund and the Tax-Free Money Market Fund). These fees are similar to those for other mutual funds with similar investment objectives, but may be higher than fees paid by other mutual funds with different investment objectives. The Adviser has agreed to voluntarily waive some or all of its fees, but may terminate this voluntary waiver with respect to any Fund at any time at its sole discretion. The Adviser has also undertaken to reimburse each Fund for operating expenses in excess of limitations established by certain states. During the period
June 2, 1995 (commencement of operations) to September 30, 1995, only the Taxable Money Market Fund had investment operations. During that period, the Adviser waived its entire advisory fee.

    The Adviser pays each Sub-Adviser an annual fee for its services in managing the portfolios of certain of the Funds. These fees are paid directly by the Adviser from its own assets and are not an expense of the Funds. The Funds themselves pay no fees to the Sub-Advisers. The sub-advisory fees are payable monthly, with respect to the applicable Fund's average daily net assets. For the Starwood Strategic Fund and the Fiduciary Value Fund, the sub-advisory fee is equal to 0.35% of the Fund's net assets up to $250 million; 0.30% of the next $250 million of net assets; and 0.25% of net assets in excess of $500 million. For the Taxable Fixed Income Fund and the Municipal Fixed Income Fund, the sub-advisory fee is equal to 0.30% of the Fund's net assets up to $500 million; and 0.25% of net assets in excess of $500 million. For the Taxable Money Market Fund and the Tax-Free Money Market Fund, the sub-advisory fee is equal to 0.07% of the Fund's net assets up to $1 billion; and 0.05% of net assets in excess of $1 billion.

Distribution Services

    Distributor. Unified Management Corporation (the "Distributor"), 429 North Pennsylvania Street, Indianapolis, Indiana 46024, acts as each Fund's distributor pursuant to a Distribution Agreement with the Trust. The distributor is a subsidiary of Unified Holdings, Inc.

    Distribution Plan. Under a Distribution Plan adopted with respect to each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor an annual fee, payable monthly, of up to 0.10% of each Fund's average daily net assets. The Distributor is entitled to retain all of this distribution fee to reimburse the Distributor for payments made or expenses incurred for distribution of Fund shares, including those incurred in connection with preparing and distributing sales literature and advertising, preparing, printing and distributing prospectuses and statements of additional information used for other than regulatory purposes or distribution to existing shareholders, implementing and operating the Distribution Plan, and compensating third parties for their distribution services. The Distributor may select financial institutions such as banks, custodians, investment advisers and broker/dealers to provide sales support services as agents for their clients or customers.

    The Distribution Plan is a compensation-type plan. Therefore, the amounts payable to the Distributor during any year may be more or less than actual expenses incurred by the Distributor during such year. No amount payable or credit due pursuant to the Distribution Plan for any fiscal year may be carried over for payment or utilized as a credit, as the case may be, beyond the end of the year, unless authorized by the Trust's Board of Trustees. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Distribution Plan.

Administration of the Trust

    Administrator. Unified Advisers, Inc., 429 North Pennsylvania St., Indianapolis, Indiana 46204, serves as the Trust's administrator (the "Administrator"). Pursuant to a Mutual Fund Services Agreement with the
Trust, the Administrator provides certain administrative personnel and services (including administration, transfer agency and fund accounting services) necessary to operate the Funds. For its services, the Administrator receives an annual fee, payable monthly, from each Fund based on its average daily net assets. The fee is equal to 0.435% of the Fund's average daily net assets for all of the Funds, other than the Taxable Money Market Fund and the Tax-Free Money Market Fund for which the fee is equal to 0.185% of the Fund's average daily net assets.

     Shareholder Services Plan.   The Trust has adopted a Shareholder Services
Plan (the "Service Plan") with respect to each Fund, which is administered by the Administrator. Under the Service Plan, financial institutions, including brokers, may enter into shareholder service agreements with the Trust to provide administrative support services to their clients or customers who from time to time may be owners of record or beneficial owners of the shares of one or more of the Funds. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's clients or customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

    The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services. State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

    Other Arrangements. The Adviser, the Distributor or the Administrator may, from their respective fees, also pay brokers or financial institutions a fee based upon the net asset value of the Fund shares beneficially owned by the broker's or financial institution's clients or customers. This fee is in addition to amounts paid under the Distribution Plan or the Services Plan. These payments will be made directly by the Adviser, the Distributor or the Administrator from their own assets, will not be made from the assets of the Funds and are not an additional expense of the Funds.

    From time to time the Distributor will purchase Fund shares on behalf of its clients and will be entitled to receive 12b-1 fees, shareholder servicing fees and other administrative fees described herein to the same extent as any other broker or financial institution.

Transfer Agent, Fund Accounting Agent and Custodian

    Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110, acts as the Trust's transfer agent (the "Transfer Agent") and fund accounting agent.

    Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, acts as the Trust's custodian. General correspondence to the custodian should be addressed to Star Bank, N.A., P.O. Box 1038, Location 6118, Cincinnati, Ohio 45201. Share purchase orders mailed directly to the custodian (See "How to Buy Shares -- Subsequent Investments") should be addressed to The Vintage Funds, [Name of Applicable Fund], P.O. Box 640689, Cincinnati, Ohio 45264-0689.

Portfolio Transactions

    The Adviser and Sub-Advisers select the firms that effect brokerage transactions for their respective Funds, subject to the overall direction and review of Adviser and the Board of Trustees. The initial criterion that must be met by the Adviser and Sub-Advisers in selecting brokers and dealers is whether the firm can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking the best combination of price and execution, the Adviser and Sub-Advisers evaluate the execution capability of the firms and the services they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, and general operational and financial condition.

    Subject to this primary objective, the Advisers and Sub-Advisers may select for brokerage transactions those firms which furnish brokerage and research services to the Funds, the Adviser or the Sub-Advisers. The Adviser and Sub-Advisers may also give consideration to firms that have sold Fund shares. The Board of Trustees has authorized the Funds to pay brokerage commissions to firms that are affiliated with the Adviser or the Sub-Advisers, subject to the foregoing criteria.

Expenses

    Each Fund pays, except to the extent specifically assumed by others, all expenses incurred in its operations, and a portion of the Trust's general administrative expenses are allocated to the Funds either on the basis of their relative net assets, on the basis of special needs of any Fund, or equally as is deemed appropriate. The expenses borne by a Fund include: organizational costs, taxes, interest, brokerage fees and commissions, fees of Trustees, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administrative fees, distribution and shareholder servicing fees, charges of custodians, transfer and dividend disbursing agent's fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Fund's shares, costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


"VOICE"
(VISION FOR ON-GOING INVESTMENTS IN CHARITY AND
EDUCATION)

    The Adviser has established The Vintage Funds University and Philanthropic Program (the "Program"), entitled "VOICE" (Vision for On-going Investments in Charity and Education) pursuant to which the Adviser will make donations from its own income to certain accredited college or university endowments or general scholarship funds ("Eligible Institutions") designated by qualified shareholders. Philanthropic institutions outside of the area of education may be proposed by qualifying shareholders and may, at the sole discretion of the Adviser, be accepted for inclusion as an Eligible Institution.

    All Vintage Funds shareholders maintaining an average annualized aggregate net asset value of $25,000 or more over the period of an entire calendar quarter ("Qualified Shareholders") will be qualified to designate one or more Eligible Institutions to receive a donation under the Program with respect to that period. A shareholder making an initial investment of $25,000 or more in Fund shares may designate one Eligible Institution on the VOICE Program Application. A shareholder making an initial investment of $1,000,000 or more (or maintaining that amount for an entire quarterly period) may designate one additional Eligible Institution for each $l,000,000 invested
(or maintained for such period).

    The Adviser will donate, on a quarterly basis, from its own income an amount equal to 0.25% of the average annualized aggregate net asset value of the shares owned by the Qualified Shareholder for the preceding quarterly period, for so long as the average annualized aggregate net asset value of the shares owned by the Qualified Shareholder remain above $25,000 for such period. Donations will be made by the Adviser in the name of the Qualified Shareholder to the Eligible Institution(s) designated by the Qualified Shareholder. However, while the donation will be made in the Qualified Shareholder's name, the Qualified Shareholder will not be entitled to any tax deductions for such donation.

    All Qualified Shareholders desiring to change their designated Eligible Institution(s) may do so twice a year, in January and July. If a Qualified Shareholder was entitled to designate, and did designate, more than one Eligible Institution, the amount donated will be allocated according to the percentages designated on the VOICE Program Application.

    Donations will be made by the Adviser from its own income and, therefore, will have no impact on the expenses or yield of the Funds. There can be no assurances that the Adviser will have income from which to make donations.

    The preceding information is only a summary of the VOICE Program and is qualified in its entirety by the more complete information available from the Adviser.

    Information about the VOICE Program, including applications to participate in the Program, may be obtained from the Adviser by calling 1-800-408-4682 (1-800-40-VINTAGE).


TAXES

    It is intended that each Fund will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Such qualification relieves each Fund of liability for federal income tax to the extent its earnings are distributed in accordance with the Code.

    A shareholder receiving a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss ordinarily would treat it as a receipt of ordinary income in the computation of the shareholder's gross income, whether such distribution is received in cash or reinvested in additional shares. Any distribution of the excess of net long-term capital gain over net short-term capital loss ordinarily is taxable to shareholders as long-term capital gain regardless of how long the shareholder has held shares. Dividends and distributions also may be subject to state and local taxes.

    Shareholders will receive statements as to the tax status of dividends and distributions annually, as well as periodic account summaries that will include information as to any dividends and distributions from securities gains paid during the year. Shareholders should consult their own tax advisers with questions regarding federal, state or local taxes.

The Municipal and Tax-Free Funds

    Shareholders of the Municipal Fixed Income Fund or the Tax-Free Money Market Fund are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The alternative minimum tax, imposed at a maximum rate of 28% of alternative minimum taxable income for individuals and other non-corporate taxpayers, and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

    The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Municipal Fixed Income Fund and the Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should a Fund purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

    In addition, in the case of a corporate shareholder, dividends of these Funds which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculations of the corporation's alternative minimum tax.

    Dividends of the Municipal Fixed Income Fund and the Tax-Free Money
Market Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

Backup Withholding

    The Trust may be required to withhold federal income tax at a rate of 31% from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if a shareholder fails to furnish the Trust with the shareholder's correct taxpayer identification number, the Internal Revenue Service (the "IRS") notifies the Trust that the shareholder has failed to report certain income to the IRS, or the shareholder fails to certify that he or she is not subject to backup withholding when required to do so. Backup withholding is not an additional tax and the shareholder may credit any amounts withheld against the shareholder's federal income tax liability.


PERFORMANCE INFORMATION

    From time to time the Trust may publish performance information relative to the Funds, and may include such information in advertisements, sales literature or shareholder reports. This information will be based on historical performance and is not intended to indicate future performance. Additional information about the performance of the Funds will be contained in the Trust's annual reports to shareholders which may be obtained without charge by calling the Trust.

    Total return quotations for the Funds (other than the money market Funds) are expressed in terms of average annual compounded rates of return for the periods quoted, and will assume that all dividends and distributions were reinvested in additional shares.

    Yield quotations for the Funds (other than the money market Funds) are based upon a 30-day period ended on a specific date, computed by dividing the Fund's net investment income per share earned during the period by the Fund's price per share on the last day of the period. This number is then annualized using semi-annual compounding.

    The Taxable Money Market Fund and the Tax-Free Money Market Fund may quote their current yields and effective yields. The "yield" of a money market Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The Municipal Fixed Income Fund and the Tax-Free Money Market Fund may also quote their "tax-equivalent yield", which is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund's shares would have had to earn to equal the actual yield, assuming a specific tax rate. A Fund's tax-equivalent yield will always be higher than its taxable yield.

    Comparative performance information may be used from time to time in advertising or marketing information relative to the Funds, including certain indices or data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report and other publications.


GENERAL INFORMATION

    The Trust was organized on February 1, 1995 as an Indiana business trust. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Funds and to create additional Funds. Each Fund of the Trust issues its own class of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and income) and in the event of liquidation, each share of a particular Fund would have the same rights to distributions and assets as every other share of that Fund. Shares have no preemptive or conversion rights, nor do they have cumulative voting rights. Each full or fractional share of each Fund has a proportionate vote on each matter submitted to shareholders of that Fund. All shares of each Fund have equal voting rights except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

    Under Indiana law, the Trust is not required to hold annual meetings of shareholders. The Trust will not hold annual meetings except for extraordinary items requiring shareholder approval under the Investment Company Act of 1940.

    Trustees may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of shareholders shall be called by the Board of Trustees upon the request of shareholders owning at least 10% of the outstanding shares of all Funds entitled to vote.

    Shareholder inquiries may be made by writing to The Vintage Funds, c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-800-408-4682 (1-800-40-VINTAGE).

[Begin Back Cover Page]

                        THE VINTAGE FUNDS

                   The Starwood Strategic Fund
                    The Agressive Growth Fund
                     The Fiduciary Value Fund
                    The Asset Allocation Fund
                  The Taxable Fixed Income Fund
                 The Municipal Fixed Income Fund
                  The Taxable Money Market Fund
                  The Tax-Free Money Market Fund

                            PROSPECTUS

                         January 29, 1996


TRANSFER AGENT
Unified Advisers, Inc.
429 N. Pennsylvania Street
Indianapolis, Indiana 46204

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45201

INVESTMENT ADVISER
Vintage Advisers, Inc.
429 N. Pennsylvania Street
Indianapolis, Indiana 46204



THE VINTAGE FUNDS
P.O. Box 6110
Indianapolis, Indiana 46206-6110
1-800-40-VINTAGE  (1-800-408-4682






                        THE VINTAGE FUNDS

                  The Taxable Money Market Fund
                  The Tax-Free Money Market Fund
                          (The "Funds")

                     Supplement to Prospectus
                      dated January 29, 1996

                      for Maryland Residents


The Funds may invest in certain "derivative securities," including asset backed securities.

An investment in these funds involves investment risks, including the possible loss of principal. The investment risks depend upon many factors, including the investment objectives of each Fund. These investment objectives are disclosed in the "Investment Objectives and Policies" section, beginning on page 6 of the Prospectus. There is no assurance that any Fund will achieve its investment objective, and there is no assurance that the money market Funds will be able to maintain a stable net asset value of $1.00 per share. There are various specific risks associated with each type of investment which the Funds may make. Each type of investment and the associated investment risks is described in the "Certain Investments and Investment Techniques" section, beginning on page 9 of the Prospectus. Additional information concerning types of investments and associated risks may be found in the Statement of Additional Information under the heading "Types of Investments and Investment Techniques."



                        THE VINTAGE FUNDS


                  The Taxable Money Market Fund
                  The Tax-Free Money Market Fund
                          (The "Funds")

                     Supplement to Prospectus
                      dated January 29, 1996

                     for Minnesota residents


Important information regarding investment risks is contained in this prospectus on page 5 under the heading "Investment Objectives and Investment Risks." Additional information concerning risks involved with various types of investments which may be made by the Funds is disclosed in this prospectus, beginning on page 9, under the heading "Certain Investments and Investment Techniques." Information concerning investment risks is also contained in the Statement of Additional Information.




                        THE VINTAGE FUNDS

                  The Taxable Money Market Fund
                  The Tax-Free Money Market Fund

         SUPPLEMENT TO PROSPECTUS DATED JANUARY 29, 1996


To Missouri Residents:

Investment in these Funds may involve a higher degree of risk than investment in more traditional open-end, diversified investment companies because the Funds may invest in foreign securities.






THE VINTAGE FUNDS

PROSPECTUS                             Prospectus dated January 29, 1996

     The Vintage Funds (the "Trust") is an open-end, management investment company (a mutual fund) having eight separate portfolios, each of which has its own separate investment objective and policies. Two of the portfolios offered by the Trust are money markets, The Taxable Money Market Fund and The
Tax-Free Money Market Fund (the "Funds").

     The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing principally in a diversified portfolio of short-term money market instruments. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

     The Tax-Free Money Market Fund seeks a high level of current income that is exempt from federal income tax consistent with the preservation of capital and maintenance of liquidity by investing principally in a diversified portfolio of high quality, short-term municipal securities. The Fund intends to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

     The shares offered hereby are not deposits or obligations of any financial institution and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves investment risks including the possible loss of principal. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus contains information that you should know before investing in either of the Funds and it should be retained for future reference. A Statement of Additional Information, dated January 29, 1996 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by calling 1-800-408-4682 (1-800-40-VINTAGE).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES                     3

FINANCIAL HIGHLIGHTS                         4

HIGHLIGHTS                                   5

INVESTMENT OBJECTIVES AND
POLICIES                                     6
      The Taxable Money Market Fund          7
      The Tax-Free Money Market Fund         8
      Fundamental Investment Limitations     9

CERTAIN INVESTMENTS AND
INVESTMENT TECHNIQUES                        9

NET ASSET VALUE                             18

HOW TO BUY SHARES                           18
     Minimum Investment                     18
     Opening an Account                     18
          By Mail                           18
          By Wire                           18
     Subsequent Investments                 19
          By Automated Clearing House (ACH) 19

DIVIDENDS AND DISTRIBUTIONS                 20

EXCHANGE PRIVILEGE                          20
     By Telephone                           21
     By Mail or Telecopy                    21

HOW TO REDEEM SHARES                        21
     By Mail                                21
          Signatures                        22
     By Telephone                           22
     Receiving Payment                      22
     Check Writing                          23
     Minimum Account Balance                23

SHAREHOLDER SERVICES                        23

THE TRUST AND ITS MANAGEMENT                24
     Investment Advisory Arrangements       24
          Investment Adviser                24
          Sub-Advisers                      24
     Portfolio Managers' Background         25
     Advisory Fees                          25
     Distribution Services                  25
          Distributor                       25
          Distribution Plan                 25
     Administration of the Trust            26
          Administrator                     26
          Shareholder Services Plan         26
          Other Arrangements                26
     Transfer Agent, Fund Accounting Agent
        and Custodian                       27
     Portfolio Transactions                 27
     Expenses                               27

THE "V.O.I.C.E. " PROGRAM                   28

TAXES                                       29
     The Tax-Free Fund                      29
     Backup Withholding                     30

PERFORMANCE INFORMATION                     30

GENERAL INFORMATION                         31

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Funds' official sales literature in connection with the offer of the Funds' shares, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.


SUMMARY OF FUND EXPENSES


                  Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . . . . . . . . . . . . . . . None
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price). . . . . . . . . . . . . . . . . . . None
Deferred Sales Load (as a percentage of original purchase price or redemption proceeds, as applicable). . . . . . . . . . . . . . . . . . . None
Redemption Fee (as a percentage of amount redeemed, if applicable) . . . None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . None


                  Annual Fund Operating Expenses *
          (As a percentage of projected average net assets)

                   Management    12b-1     Servicing     Other (1)   Total (2)
Fund Name           Fees         Fees        Fees        Expenses    Expenses

Taxable Money       0.50%        0.10%       0.15%         0.25%      1.00%
Market

Tax-Free Money      0.50%        0.10%       0.15%         0.25%      1.00%
Market


    (1) The Adviser has voluntarily agreed to waive its management fees to the extent necessary to cause the Other Expenses of each Fund to be as indicated. Although the Adviser has no current intention to abandon this voluntary arrangement, the Adviser may terminate the arrangement at any time at its sole discretion. Absent the voluntary fee waiver arrangement, Other Expenses are not expected to exceed 0.50%.

    (2) Absent the voluntary fee waiver arrangement, Total Expenses are not expected to exceed 1.25%.

* The Funds commenced operations on June 2, 1995 and only the Taxable Money Market Fund had investment operations during the period ended September 30, 1995. Thus, the expenses in the table are estimated based on average expenses expected to be incurred during the year ending September 30, 1996. During the course of this period, expenses may be more or less than the average amounts shown.

    Initial investments of less than the required minimum by persons exempt from the minimum investment requirement are subject to a one-time $4.50 administrative charge. See "How to Buy Shares." Wire-transferred redemptions are subject to a $15.00 charge and certain checking transactions may be subject to additional charges. See "How to Redeem Shares".

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. For a further description of the various costs and expenses incurred by the Funds, see "The Trust and its Management."

Example:

    An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

Fund Name                                 1 Year    3 Years

Taxable Money Market Fund                 10.00      31.19
Tax-Free Money Market Fund                10.00      31.19

    The amounts listed in the example should not be considered as representative of future expenses and actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's performance will vary and may result in an actual return greater or less than 5%.

    The Funds may invest incidentally in other mutual funds. To the extent that a Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such other funds, in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. These expenses will be borne by the Fund, and are not included in the expenses reflected in the table or example above. See " Certain Investments and Investment Techniques -- Investments in Other Mutual Funds."


FINANCIAL HIGHLIGHTS

    The following schedule of per share data and ratios for the period from June 2, 1995 through September 30, 1995 has been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the 1995 Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. During this period, only the Taxable Money market fund had investment operations. Therefore, the schedules for the Tax-Free Money Market Fund is not meaningful and has been omitted. This schedule should be read in conjunction with the other financial statements and notes thereto included in the Annual Report, which is available without charge by calling the Funds at 1-800-408-4682.




FINANCIAL HIGHLIGHTS
Period June 2, 1995 through September 30, 1995




                                           Taxable Money
                                            Market Fund

Per Share Operating Performance

Net Asset Value,                              $1.00
  Beginning of Period

Income From
Investment Operations:
  Net Investment income                        0.002
Total from investment income                   0.002

Less Distributions:
 Dividends from
 net investment income                        (0.002)
Total from distributions                      (0.002)

Net Asset Value, End of Period                 $1.00

Total Return                                    0.20%

Ratios/Supplemental Data

Net assets, end of period                     $1,230,385
Ratio of net expenses (after
 reimbursement) to average net assets           0.47%
Ratio of net investment income
  to average net assets                         0.65%

HIGHLIGHTS

Investment Objectives and Investment Risks

    An investment in the Funds involves investment risks including the possible loss of principal. These risks depend upon many factors including, among others, the Fund's investment objective, the credit quality of the securities held and interest rate movements. There is no assurance that either Fund will be able to maintain a stable net asset value of $1.00 per share. See "Investment Objectives and Policies" and "Certain Investments and
Investment Techniques."

Liquidity

    Each Fund continuously offers and redeems its shares at a constant net asset value of $1.00 per share. See "How to Buy Shares," "How to Redeem Shares" and "Net Asset Value."

No Sales or Redemption Charges

    There are no commissions, fees or charges by the Trust for the purchase or redemption of shares. Initial investments below the stated minimum, wire-transferred redemptions and certain checking transactions may be subject to additional charges. See "Summary of Fund Expenses," "How to Buy Shares" and "How to Redeem Shares."

Minimum Investment

    A minimum investment of $1,000 is required to open an account, except an IRA account for which the minimum is $500. Former shareholders of the Unified family of funds, or the Quest funds which acquired the Unified family of funds, may open an account with less than the required minimum. However, they are subject to a one-time $4.50 administrative charge to establish the account. Subsequent investments must be at least $100, or $50 for an IRA. See "How to Buy Shares."

Investment Advisers

    Vintage Advisers, Inc. is the Funds' investment adviser (the "Adviser"). The Adviser has engaged Fiduciary Counsel, Inc. to serve as sub-adviser. The sub-adviser manages the investment portfolios of the Funds, subject to the Adviser's overall management. See "The Trust and its Management."

Retirement Plans and Other Shareholder Services

    The Trust offers retirement plans including a prototype Profit Sharing Plan, Money Purchase Pension Plan, Salary Savings Plan - 401(k) and IRA accounts, as well as a number of special shareholder services. For information regarding these plans or services, call the Transfer Agent at 1-800-408-4682. See "Shareholder Services."


The "V.O.I.C.E. " Program
(Vision For On-Going Investments In Charity and Education)

    The Adviser administers The Vintage Funds University and Philanthropic Program pursuant to which the Adviser will make contributions to the general scholarship funds or endowments of certain accredited colleges and universities designated by qualified shareholders of any of the Funds. For information regarding this Program, call the Adviser at 1-800-408-4682. Also see "The
V.O.I.C.E.   Program" below.


INVESTMENT OBJECTIVES AND POLICIES

    The Funds' investment objectives cannot be changed without shareholder approval. While there is no assurance that either Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. Unless otherwise indicated, the Funds' investment policies may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be notified before any material change in investment policies becomes effective.

    The following sections are concise descriptions of the Funds and their investment objectives and policies. More information about certain types of investments and investment techniques is provided below under "Certain Investments and Investment Techniques" and in the Statement of Additional Information.

The Taxable Money Market Fund

    The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of high quality, short-term money market instruments.

     The Fund's investments are selected by its sub-adviser, Fiduciary Counsel, Inc. These investments principally include:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities;

       short-term corporate debt instruments (including commercial paper and variable rate demand notes) which mature in 270 days or less;

       domestic and foreign issues of corporate debt obligations having floating or fixed rates of interest and having remaining maturities of less than 13 months;

       time deposits (including savings deposits and certificates of deposit) and bankers acceptances in commercial banks or savings associations whose accounts are insured by the Federal Deposit Insurance Corporation (the "FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured financial institutions or who have at least $100 million in capital (collectively, "domestic bank instruments");

       other short-term investments of a type which the adviser determines presents minimal credit risks and which are of "high quality" as determined by a nationally recognized statistical rating organization, or, in the case of an instrument that is not rated, of comparable quality in the judgment of the adviser; and

       repurchase agreements collateralized by eligible investments.

    The Fund may invest only in securities that, at the time of purchase, have a remaining maturity of less than 13 months and that are "eligible securities" as defined by regulations of the Securities and Exchange Commission. "Eligible securities" generally include securities rated in one of the two highest categories by at least two nationally recognized statistical rating organizations (or by one such rating agency if only one has issued a rating) or, if unrated, are determined to be of comparable quality by Fiduciary Counsel pursuant to policies approved by the Board of Trustees. If the Fund purchases an eligible security and its rating is subsequently downgraded so that the security is no longer of high quality, the Fund will consider and take appropriate action, which may include divesting the security. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The Tax-Free Money Market Fund

    The Tax-Free Money Market Fund seeks a high level of current income that is exempt from federal income tax consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of high quality, short-term municipal securities

    The Fund invests principally in high quality, short-term municipal securities, the interest from which is exempt from federal income tax. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal regular income tax. They are described in more detail below under "Certain Investments and Investment Techniques" and in the Statement of Additional Information. The Fund may invest up to 25% of its assets in securities of issuers located in the same state.

    As a matter of investment policy, which may not be changed without shareholder approval, under normal circumstances, the Fund will be invested so that at least 80% of the income from investments will be exempt from federal income tax or that at least 80% of its net assets are invested in obligations, the interest from which is exempt from federal income tax. Interest income that is exempt from federal income tax retains its federal tax-free status when distributed to the Fund's shareholders. As described below under "Taxes," income from certain types of municipal securities may be subject to the federal alternative minimum tax. To the extent that the Fund invests in these securities, a shareholder, depending on the shareholder's own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these securities. However, the Fund will limit its investments in these securities so that no more than 20% of its income will be subject to the alternative minimum tax.

    From time to time, during periods of other than normal market conditions, the Fund may invest in instruments that may or may not be exempt from federal income tax. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

    The Fund may invest only in securities that, at the time of purchase, have a remaining maturity of less than 13 months and that are "eligible securities" as defined by regulations of the Securities and Exchange Commission. "Eligible securities" generally include securities rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (or by one such rating agency if only one has issued a rating) or, if unrated, determined to be of comparable quality by the Fund's sub-adviser, Fiduciary Counsel, Inc., pursuant to policies approved by the Board of Trustees. If the Fund purchases an eligible security and its rating is subsequently downgraded so that the security is no longer of high quality, the Fund will consider and take appropriate action, which may include divesting the security. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

Fundamental Investment Limitations

    The following investment limitations cannot be changed without shareholder approval. These limitations are considered at the time of purchase; a sale of securities is not required in the event of a subsequent change in circumstances.

None of the Funds will:

    borrow money or pledge securities except that, for temporary or emergency purposes, each Fund may borrow up to one-third of the value of total assets (including the amount borrowed) and pledge up to 15% of the value of those assets to secure such borrowings;

    lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations;

    with respect 75% of the value of its total assets (100% in the case of the Taxable Money Market Fund), invest more than 5% of the value of its total assets in the securities (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by U.S. government securities and securities of other investment companies) of any one issuer or acquire more than 10% of the outstanding voting securities of any one issuer;

    invest 25% or more of the value of its total assets in any one industry or in government securities of any one foreign country, except that each Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or in domestic bank instruments;

    invest in more than 3% of the total outstanding voting securities of any one investment company or invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization and other acquisition.


CERTAIN INVESTMENTS AND INVESTMENT TECHNIQUES

    This Section describes certain types of investments, investment techniques and investment policies and limitations of the Funds. For further information, see the Statement of Additional Information.

Fixed Rate Corporate Debt Obligations

    Both of the Funds may invest in fixed rate corporate debt obligations. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described below, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

    Many corporate debt obligations permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

Other Corporate Debt Obligations

    The Funds may also invest in other corporate debt obligations, including those described below.

    Floating Rate Obligations. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

    Variable Rate Demand Notes. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an interest index or a stated percentage of a prime rate or another published rate. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.

    Zero Coupon Securities.   Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance.

Asset-Backed Securities

    The Funds may invest in mortgage-related asset-backed securities that are considered U.S. government securities. Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

    Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities can be subject to higher prepayment risks than most other types of debt instruments. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

    The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Foreign Securities

    Each Fund may invest in foreign securities, including foreign securities
not publicly traded in the United States.   Each of the Funds may invest up
to 25% of its total assets in foreign securities. The percentage of a Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

    Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation and nationalization, confiscatory taxation, reduced levels of government regulation of securities markets, currency fluctuations and restrictions on, and costs associated with, the exchange of currencies, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of a default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

    Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

    To the extent that debt securities purchased by a Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in the currency will decrease.

    Foreign Currency Transactions. The Funds may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

    The Funds may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency transactions may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.


Municipal Securities

     The Tax-Free Money Market Fund may invest in short-term municipal securities that qualify as money market instruments.

    Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

    The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.

    Municipal securities may carry fixed or floating rates of interest. Most municipal securities pay interest in arrears on a semiannual or more frequent basis. However, certain securities, typically known as capital appreciation bonds or zero coupon bonds, do not provide for any interest payments prior to maturity. Such securities are normally sold at a discount from their stated value, or provide for periodic increases in their stated value to reflect a compounded interest rate. The market value of these securities is also more sensitive to changes in market interest rates than securities that provide for current interest payments.

    Participation Interests. The Funds may purchase participation interests from financial institutions such as commercial banks, savings and loan associations and insurance companies. These participation interests give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to attempt to assure that the participation interests are of high quality. These typically give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

    Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate of any of the above.

    Industrial Development Bonds. Industrial development bonds are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment. Industrial development bonds do not represent a pledge of credit or create any debt of municipality or a public authority, and no taxes may be levied for payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities if the interest paid on them, in the opinion of bond counsel, is exempt from federal regular income tax.

    Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

    Tax-Exempt Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

    Zero Coupon and Capital Appreciation Bonds. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interest in such stripped debt obligations or coupons. Discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of capital appreciation bonds generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

U.S. Government Securities

    Each of the Funds may invest in U.S. government securities. These securities are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"), are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities, because it is not obligated to do so.

Bank Instruments

    Each of the Funds may invest in bank instruments of the types described under "The Taxable Money Market Fund". These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and record keeping and the public availability of information.

Investments in Other Mutual Funds

    Each of the Funds may invest to some extent in the securities of other
open-end registered investment companies ("mutual funds").   Each of the
Funds intends to invest incidentally in other mutual funds and may not invest more than 5% of its total assets in any one mutual fund, or more than 10% of its total assets in mutual funds in general. The Funds, considered together with the other funds of the trust, may not invest in more than 3% of the total outstanding voting securities of any one mutual fund. The foregoing limitations are not applicable to investment company securities acquired as part of a merger, consolidation, reorganization or other acquisition.

    The Funds will invest only in other mutual funds that do not impose up-front sales loads or deferred sales loads or redemption fees. However, the Funds may invest in funds that have 12b-1 plans or shareholder services plans which permit the funds to pay certain distribution and other expenses from fund assets. To the extent that a Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that a Fund invests in other mutual funds, the Fund will incur higher expenses, many of which may be duplicative. In addition, to the extent that a Fund invests in other mutual funds, the Fund's shareholders may receive capital gains distributions to a greater extent that if the shareholder owned the underlying mutual funds directly.

    Furthermore, although each Fund will invest only in other mutual funds that have an investment objective similar to the Fund's, or that otherwise is a permitted investment under the Fund's investment policies described herein, the mutual funds purchased by the Funds likely will have certain investment policies, and use certain investment practices that are different from those of the Funds and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.
The Funds are independent from any of the other mutual funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those funds. If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses. However, a mutual fund is not required to redeem any of its shares owned by another mutual fund in an amount exceeding 1% of the underlying fund's shares during any period of less than 30 days. As a result, to the extent that a Fund owns more than 1% of another mutual fund's shares, the Fund may not be able to liquidate those shares in the event of adverse market conditions or other considerations.

    Also, the investment advisers of the mutual funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one fund may be purchasing securities of the same issuer whose securities are being sold by another fund, with the result that the Fund would incur an indirect expense without any corresponding investment or economic benefit.

    When a Fund invests in another mutual fund, the Fund will have the right to vote on matters submitted to a vote of the other fund's shareholders. As required by the Investment Company Act of 1940, on all matters submitted to a vote of the other fund's shareholders, the Fund will vote all of its shares in that fund in the same proportion as the vote of all other shareholders of that fund.



Credit Facilities

    Each of the Funds may invest in demand notes and revolving credit facilities that qualify as money market instruments. Demand notes are borrowing arrangements between a corporation and an institutional lender
(such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest. These instruments are subject to the considerations described above with regard to foreign securities.

Repurchase Agreements

    Each of the Funds may invest in repurchase agreements related to eligible securities. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. Under the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan collateralized by the underlying securities. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

Reverse Repurchase Agreements

    The Funds may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Lending of Portfolio Securities

    In order to generate additional income, each Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which its investment adviser has determined are creditworthy under guidelines established by the Board of Trustees. In these loan arrangements, the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. The Fund continues to be entitled to payments in amounts equal to the interest, dividends and other distributions on the loaned security and receives interest on the amount of the loan.

When-Issued and Delayed Delivery Transactions

    The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. Prior to such delivery, no income on the securities accrues to the Fund. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous.

Demand Features

    The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

Restricted and Illiquid Securities

    The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of the value of its net assets.


NET ASSET VALUE

    Net asset value per share (the price at which shares are purchased and redeemed) is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each business day the Exchange is open for business. Each fund's portfolio securities are valued utilizing the amortized cost method of valuation, which normally approximates market value, and which is intended to result in a constant net asset value of $1.00 per share. Although every effort is made to maintain the net asset value of the Funds at $1.00 per share, there can be no assurance that this constant net asset value will be maintained at all times. For example, in the event of rapid and sharp increases in current interest rates, a national credit crisis, or a default by one or more of the issuers of a Fund's portfolio securities, then it is possible that a Fund's net asset value could decline below $1.00 per share.




HOW TO BUY SHARES

    Shares of the Funds are sold each day the New York Stock Exchange is open at the applicable Fund's net asset value per share next calculated after receipt of the purchase order in proper form. The Trust reserves the right to reject any purchase request.

Minimum Investment

    The minimum initial investment in each Fund is $l,000, except an IRA for which the minimum initial investment is $500. Former shareholders of the Unified family of funds, or the Quest funds which acquired the Unified family of funds, may open an account with less than the required minimum. However, they are subject to a one-time $4.50 administrative charge to establish the account. Subsequent investments may be made in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. Minimum investments for certain other types of retirement accounts may be different. See "Shareholder Services."

Opening An Account

    An account may be opened by mail or bank wire, as follows:

    By Mail.  To open a new account by mail:

       Complete and sign the account application. (Be sure to specify the name of the Fund(s) in which an investment is made.)

       Enclose a check payable to each Fund specified in the application.

       Mail the application and the check to the Transfer Agent at the following address: The Vintage Funds, c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110.

    By Wire. To open a new account (or to open an additional account in a different Fund) by wire, call the Transfer Agent at 1-800-408-4682. A representative will assist you to obtain an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

         Star Bank, N.A.
         ABA # 04-20000-13
         Attention:  Name of Fund   (see below)
                 Number of Fund   (see below)
         Credit Account # ________   (see below)




The applicable Fund and account numbers are listed below:

Fund Name                         Fund Number         Account Number

Taxable Money Market Fund             30                483616819
Tax-Free Money Market Fund            31                483616827

    The order is considered received when Star Bank, N.A., the Trust's custodian, receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account -- By Mail" above. The Trust will not permit redemptions until the Transfer Agent receives the application in proper form. Financial institutions may charge a fee for wire transfers.

Subsequent Investments

    Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA, which must be in amounts of at least $50. Additional purchases may be made:

  By sending a check, made payable to the applicable Fund, to The Vintage Funds, [Name of Fund], P.O. Box 640689, Cincinnati, Ohio 45264-0689. The Trust will charge a $15 fee against a shareholder's account for any check returned for insufficient funds. The shareholder also will be responsible for any losses suffered by the Trust as a result.

  By wire to the applicable Fund account as described above under "Opening an Account -- By Wire". Shareholders should call the Transfer Agent at 1-800-408-4682 before wiring funds.

  By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

     By Automated Clearing House (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100.
ACH is the electronic transfer of funds directly between an account with a financial institution and the applicable Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-408-4682. Allow at least two weeks for preparation before using ACH. To order a purchase or redemption by ACH, call the Transfer Agent at 1-800-408-4682. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH transactions are completed approximately two business days following the placement of the transfer order.

    ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.




DIVIDENDS AND DISTRIBUTIONS

    The Funds declare and pay dividends on a daily basis.

    If cash payments are requested, daily dividends will accumulate and be paid at the end of each month, as requested in writing.

    The Funds have two transaction times each day, at 12:00 noon (Eastern time) and the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). New investments represented by federal funds or bank wires received by the Custodian prior to 12:00 noon are paid the full dividend for that day; such investments received after 12:00 noon do not begin to receive daily dividends until the next day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Redemption orders received prior to 12:00 noon are effected at 12:00 noon, and the redemption proceeds are normally available for wire transfer that day. Redemption orders received after 12:00 noon are effected at the close of regular trading on the New York Stock Exchange, and the redemption proceeds are normally remitted the next business day. Redemption orders received at any time during a day do not earn that day's dividend.


EXCHANGE PRIVILEGE

    Shares of any Fund may be exchanged for shares of any other fund of the Trust at net asset value, without any additional charges. The shares exchanges must have been registered in the shareholder's name for at least five days prior to the exchange request, and must have a net asset value which at least meets the minimum investment required for the fund into which the exchange is being made.

    Exchange requests may be made by telephone or in writing. Exchanges will be effected at the respective net asset values per share of the Funds involved, next determined after the exchange request is received in proper form. If an exchange request is received by the Transfer Agent in proper form on a Trust business day before the close of regular trading on the New York
Stock Exchange (currently 4:00 p.m., Eastern time), the exchange will be effected that day. An exchange of shares purchased by check will be delayed until the check has been converted into federal funds and redemption proceeds are available for purchase of the newly acquired shares, which could take up to 15 days.

    By Telephone. Exchange requests may be made by telephone by calling the Transfer Agent at 1-800-408-4682. Exchange requests made by telephone will be effected only if (1) the shareholder's existing account has authorized telephone redemption privileges (see "How to Redeem Shares -- By Telephone" below) and (2) no account information will change as a result of the exchange. The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange requests may be recorded.

    By Mail or Telecopy. Exchange requests made in writing should be sent to The Vintage Funds c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110. A written request to exchange shares having a net asset value of less than $5,000 may be sent by telecopy, by first calling the Transfer Agent at 1-800-408-4682. Regardless of whether the request is sent by mail or by telecopy, the request must be signed exactly as the shareholder's name appears on the Trust's account records. If the shares to be exchanged have a net asset value of $5,000 or more, the request must be mailed, and all signatures must be properly guaranteed as described below under "How to Redeem Shares -- Signatures." If shares are to be exchanged into a new account registered in a different name, or if any account information will change as a result of the exchange, a separate account application must be received by the Transfer Agent by mail before the exchange may be effected.

    The exchange privilege is designed to accommodate changes in shareholder investment objectives. It is not designed for frequent trading in response to short-term market fluctuations. Accordingly, the Trust reserves the right to limit a shareholder's use of the exchange privilege. The exchange privilege may be modified or terminated at any time.

    Any exchange involves a redemption of shares of one fund and an investment of the redemption proceeds in shares of another. Before requesting an exchange, a shareholder must request and should read carefully the Prospectus describing the fund into which the exchange will be made. Also, an exchange is treated for federal income tax purposes as a sale of the shares given in exchange, and the shareholder may realize a taxable gain or loss on the exchange.


HOW TO REDEEM SHARES

    Shares of each Fund may be redeemed on any day on which the Fund computes it net asset value. Shares are redeemed at their net asset value next determined after the Transfer Agent receives the redemption request in proper form. Redemption requests may be may by mail or by telephone.

         By Mail. A shareholder may redeem shares by mailing a written request to The Vintage Funds, c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

         Signatures. Shareholders requesting a redemption of $5,000 or more, or a redemption of any amount payable to a person other than the shareholder of record or to be sent to an address other than that on record with the Trust, must have all signatures on written redemption requests guaranteed. The Transfer Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signatures guaranteed by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its Transfer Agent reserve the right to amend these standards at any time without notice.

         Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

    By Telephone. You may also redeem shares by telephone by calling the Transfer Agent at 1-800-408-4682. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-408-4682.

    Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged for outgoing wires.

    Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

    The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, redemption by mail should be considered.

Receiving Payment

    The Trust normally will make payment for all shares redeemed within three business days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. A requested wire of redemption proceeds normally will be effected the following business day, but in no event more than three business days, after receipt of the redemption request in proper form.
However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares are not available, and the shares may not be exchanged, until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 days.

Check Writing

    Under the Funds' check writing service, shareholders may write checks payable to any payee in any amount of $250 or more. A shareholder with check writing privileges may present for payment three checks per month free of charge; additional checks will result in a charge of $0.30 per check. Daily dividends will continue to accrue on the shares redeemed by check until the day the check is presented for payment.

    The Check Writing Privileges section of the account application must be completed in order to initiate check writing privileges. For existing accounts, check writing privileges may be initiated by sending a written request to the Transfer Agent with all signatures guaranteed. A book of checks will be sent to the shareholder of record upon the Transfer Agent's receipt of the request.

    A check should not be used to close out an account with the Fund because the balance of the account will continue to increase by the amount of daily dividends until the check is presented for payment. The Transfer Agent may impose a charge for checks returned unpaid for insufficient funds or for effecting stop-payment instructions.

Minimum Account Balance

    Due to the high cost of maintaining accounts with low balances, the Trust may involuntarily redeem shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $1,000 ($500 for an IRA) due to shareholder redemptions. This requirement does not apply, however, if the balance falls below the minimum because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER SERVICES

    Each time shares are purchased or redeemed, a statement will be mailed showing the details of the transaction and the number and value of shares owned after the transaction. Share certificates are not issued. Financial reports showing investments, income and expenses of the Funds are mailed to shareholders semi-annually. After the end of each year, shareholders receive a statement of all their transactions for the year.

    The Trust provides a number of plans and services to meet the special needs of certain investors, including (1) an automatic investment plan, (2) a payroll deduction plan, (3) a systematic withdrawal plan to provide monthly payments,
(4) retirement plans such as IRA and 403(b), and (5) corporate pension and profit sharing plans, including a 401(k) plan. Brochures describing these plans and related charges and account applications are available from the Transfer Agent by calling 1-800-408-4682.


THE TRUST AND ITS MANAGEMENT

    The Trust is an Indiana business trust authorized to offer separate classes and sub-classes of shares of beneficial interest. At the date of this Prospectus, the Trust has established eight funds, including the Funds described herein, each as a separate class of its shares. The Trust's offices are at 429 North Pennsylvania Street, Indianapolis, Indiana 46204. The business affairs of the Trust are under the direction of its Board of Trustees.

Investment Advisory Arrangements

    Investment Adviser. Vintage Advisers, Inc., 429 North Pennsylvania Street, Indianapolis, Indiana 46204, serves as the Trust's investment adviser (the "Adviser"). The Adviser supervises and assists in the management of the Funds under an Investment Advisory Agreement between the Adviser and the Trust, subject to the overall authority of the Board of Trustees. The Adviser also is responsible for monitoring and evaluating the performance of each Sub-Adviser, as described below.

    The Adviser was organized in December 1994 and is a registered investment adviser. It has no prior operating history and does not act as the investment adviser to any other investment companies. The Adviser is controlled by Timothy L. Ashburn and Jack R. Orben, each of whom owns of record 25% of its voting securities. The remainder of the Adviser's voting securities are owned of record by a management retention plan for the benefit of Messrs. Ashburn and Orben and certain other individuals. Messrs. Ashburn and Orben control the voting of the shares owned by that plan. They, together with the other directors and officers of the Adviser, have substantial experience in the investment counsel and mutual fund industries. Messrs. Ashburn and Orben are members of the Trust's Board of Trustees.

    The Adviser has notified the Trust that, in the event of an initial public offering of the Adviser's voting securities, the Adviser may offer the first opportunity to purchase such securities to persons who are then shareholders of the Trust. The Adviser has also notified the Trust, however, that it has no current intention of offering its voting securities to the public in the foreseeable future, and that there can be no assurance that the Adviser will ever offer its voting securities to the public.

    Sub-Adviser. The Adviser has entered into a Sub-Advisory Agreement with Fiduciary Counsel, Inc. (the "Sub-Adviser") to manage the investment portfolios of the Funds. The Sub-Adviser is located at 40 Wall Street, New York, New York. Formed in 1931, Fiduciary Counsel is a registered investment adviser that manages approximately $350 million in assets. It does not act as
the investment adviser to any other investment companies.   It is a wholly
owned subsidiary of Associated Family Services, Inc. ("AFS"). Jack R. Orben owns 33% of the outstanding voting securities of AFS.

Portfolio Manager's Background

    Ralph E. Rosamilia is the Funds' portfolio manager. Mr. Rosamilia has been the President and Chief Executive Officer of Fiduciary Counsel since January 1995. Prior to then, he was a Managing Director of Fiduciary Counsel since 1986. Since 1986, Mr. Rosamilia has been Chairman of Fiduciary Counsel's Investment Policy Committee and a member of its Executive Committee. He is also a Director of the Adviser. Mr. Rosamilia graduated from the University of Pennsylvania's Wharton School of Business in 1966, and has nearly 30 years of investment experience.

Advisory Fees

    Each Fund pays the Adviser an annual advisory fee, payable monthly, equal to 0.50% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive some or all of its fees, but may terminate this voluntary waiver with respect to either Fund at any time at its sole discretion. The Adviser has also undertaken to reimburse each Fund for operating expenses in excess of limitations established by certain states. During the period June 2, 1995 (commencement of operations) to September 30, 1995, only the Taxable Money market fund had investment operations. During that period, the Adviser waived its entire advisory fee.

    The Adviser pays the Sub-Adviser an annual fee for its services in managing the portfolios of the Funds. These fees are paid directly by the Adviser from its own assets and are not an expense of the Funds. The Funds themselves pay no fees to the Sub-Adviser. The sub-advisory fees are payable monthly, in an amount equal to 0.07% of the Fund's average daily net assets up to $1 billion; and 0.05% of net assets in excess of $1 billion.

Distribution Services

    Distributor. Unified Management Corporation (the "Distributor"), 429 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as each Fund's distributor pursuant to a Distribution Agreement with the Trust. The distributor is a subsidiary of Unified Holdings, Inc.

    Distribution Plan. Under a Distribution Plan adopted with respect to each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor an annual fee, payable monthly, of up to 0.10% of each Fund's average daily net assets. The Distributor is entitled to retain all of this distribution fee to reimburse the Distributor for payments made or expenses incurred for distribution of Fund shares, including those incurred in connection with preparingand distributing sales literature and advertising, preparing, printing and distributing prospectuses and statements of additional information used for other than regulatory purposes or distribution to existing shareholders, implementing and operating the Distribution Plan, and compensating third parties for their distribution services. The Distributor may select financial institutions such as banks, custodians, investment advisers and broker/dealers to provide sales support services as agents for their clients or customers.

    The Distribution Plan is a compensation-type plan. Therefore, the amounts payable to the Distributor during any year may be more or less than actual expenses incurred by the Distributor during such year. No amount payable or credit due pursuant to the Distribution Plan for any fiscal year may be carried over for payment or utilized as a credit, as the case may be, beyond the end of the year, unless authorized by the Trust's Board of Trustees. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Distribution Plan.

Administration of the Trust

    Administrator. Unified Advisers, Inc., 429 North Pennsylvania St., Indianapolis, Indiana 46204, serves as the Trust's administrator (the "Administrator"). Pursuant to a Mutual Fund Service Agreement with the
Trust, the Administrator provides certain administrative personnel and services (including administration, transfer agency and fund accounting services) necessary to operate the Funds. For its services, the Administrator receives an annual fee, payable monthly, equal to 0.185% of each Fund's average daily net assets.

     Shareholder Services Plan.   The Trust has adopted a Shareholder Services
Plan (the "Service Plan") with respect to each Fund, which is administered by the Administrator. Under the Service Plan, financial institutions, including brokers, may enter into shareholder service agreements with the Trust to provide administrative support services to their clients or customers who from time to time may be owners of record or beneficial owners of the shares of one or more of the Funds. In return for providing these support services, a financial institution may receive payments from the Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's clients or customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.

    The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider appropriate changes in the services. State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

    Other Arrangements. The Adviser, the Distributor or the Administrator may, from their respective fees, also pay brokers or financial institutions a fee based upon the net asset value of the Fund shares beneficially owned by the broker's or financial institution's clients or customers. This fee is in addition to amounts paid under the Distribution Plan or the Services Plan. These payments will be made directly by the Adviser, the Distributor or the Administrator from their own assets, will not be made from the assets of the Funds and are not an additional expense of the Funds.

    From time to time the Distributor will purchase Fund shares on behalf of its clients and will be entitled to receive 12b-1 fees, shareholder servicing fees and other administrative fees described herein to the same extent as any other broker or financial institution.

Transfer Agent, Fund Accounting Agent and Custodian

    Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110, acts as the Trust's transfer agent (the "Transfer Agent") and fund accounting agent.

    Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, acts as the Trust's custodian. General correspondence to the custodian should be addressed to Star Bank, N.A., P.O. Box 1038, Location 6118, Cincinnati, Ohio 45201. Share purchase orders mailed directly to the custodian (See "How to Buy Shares -- Subsequent Investments") should be addressed to The Vintage Funds, [Name of Applicable Fund], P.O. Box 640689, Cincinnati,
Ohio 45264-0689.

Portfolio Transactions

    The Adviser and Sub-Adviser select the firms that effect brokerage transactions for their respective Funds, subject to the overall direction and review of Adviser and the Board of Trustees. The initial criterion that must be met by the Adviser and Sub-Advisers in selecting brokers and dealers is whether the firm can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking the best combination of price and execution, the Adviser and Sub-Adviser evaluate the execution capability of the firms and the services they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, and general operational and financial condition.

    Subject to this primary objective, the Adviser and Sub-Adviser may select for brokerage transactions those firms which furnish brokerage and research services to the Funds, the Adviser or the Sub-Adviser. The Adviser and Sub-Adviser may also give consideration to firms that have sold Fund shares. The Board of Trustees has authorized the Funds to pay brokerage commissions to firms that are affiliated with the Adviser or the Sub-Adviser, subject to the foregoing criteria.

Expenses

    Each Fund pays, except to the extent specifically assumed by others, all expenses incurred in its operations, and a portion of the Trust's general administrative expenses are allocated to the Funds either on the basis of their relative net assets, on the basis of special needs of any Fund, or equally as is deemed appropriate. The expenses borne by a Fund include: organizational costs, taxes, interest, brokerage fees and commissions, fees of Trustees, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administrative fees, distribution and shareholder servicing fees, charges of custodians, transfer and dividend disbursing agent's fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of the Fund's shares, costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


THE "V.O.I.C.E. " PROGRAM
(Vision For On-Going Investments In Charity and Education)

    The Adviser has established The Vintage Funds University and Philanthropic Program (the "Program"), entitled "V.O.I.C.E. " (Vision for On-going
Investments in Charity and Education) pursuant to which the Adviser will make donations from its own revenue to certain accredited college or university endowments or general scholarship funds ("Eligible Institutions") designated by qualified shareholders. Philanthropic institutions outside of the area of education may be proposed by qualifying shareholders and may, at the sole discretion of the Adviser, be accepted for inclusion as an Eligible Institution.

    All Vintage Funds shareholders maintaining an average annualized aggregate net asset value of $25,000 or more over the period of an entire calendar quarter ("Qualified Shareholders") will be qualified to designate one or more Eligible Institutions to receive a donation under the Program with respect to that period. A shareholder making an initial investment of $25,000 or more in Fund shares may designate one Eligible Institution on the V.O.I.C.E. Program Application. A shareholder making an initial investment of $1,000,000 or more (or maintaining that amount for an entire quarterly period) may designate one additional Eligible Institution for each $l,000,000 invested
(or maintained for such period).

    The Adviser will donate, on a quarterly basis, from its own revenue an amount equal to 0.25% of the average annualized aggregate net asset value of the shares owned by the Qualified Shareholder for the preceding quarterly period, for so long as the average annualized aggregate net asset value of the shares owned by the Qualified Shareholder remains above $25,000 for such period. Donations will be made by the Adviser in the name of the Qualified Shareholder to the Eligible Institution(s) designated by the Qualified Shareholder. However, while the donation will be made in the Qualified Shareholder's name, the Qualified Shareholder will not be entitled to any tax deductions for such donation.

    All Qualified Shareholders desiring to change their designated Eligible Institution(s) may do so twice a year, in January and July. If a Qualified Shareholder was entitled to designate, and did designate, more than one Eligible Institution, the amount donated will be allocated according to the percentages designated on the V.O.I.C.E. Program Application.

    Donations will be made by the Adviser from its own revenue and, therefore, will have no impact on the expenses or yield of the Funds. There can be no assurance that the Adviser will have revenue from which to make donations.

    The preceding information is only a summary of the V.O.I.C.E. Program and is qualified in its entirety by the more complete information available from the Adviser.

    Information about the V.O.I.C.E. Program, including applications to participate in the Program, may be obtained from the Adviser by calling 1-800-408-4682 (1-800-40-VINTAGE).


TAXES

    It is intended that each Fund will qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. Such qualification relieves each Fund of liability for federal income tax to the extent its earnings are distributed in accordance with the Code.

    A shareholder receiving a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss ordinarily would treat it as a receipt of ordinary income in the computation of the shareholder's gross income, whether such distribution is received in cash or reinvested in additional shares. Any distribution of the excess of net long-term capital gain over net short-term capital loss ordinarily is taxable to shareholders as long-term capital gain regardless of how long the shareholder has held shares. Dividends and distributions also may be subject to state and local taxes.

    Shareholders will receive statements as to the tax status of dividends and distributions annually, as well as periodic account summaries that will include information as to any dividends and distributions from securities gains paid during the year. Shareholders should consult their own tax advisers with questions regarding federal, state or local taxes.

The Tax-Free Fund

    Shareholders of the Tax-Free Money Market Fund are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The alternative minimum tax, imposed at a maximum rate of 28% of alternative minimum taxable income for individuals and other non-corporate taxpayers, and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

    The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Tax-Free Money Market Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should a Fund purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

    In addition, in the case of a corporate shareholder, dividends of the Tax-Free Money Market Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculations of the corporation's alternative minimum tax.

    Dividends of the Tax-Free Money Market Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

Backup Withholding

    The Trust may be required to withhold federal income tax at a rate of 31% from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if a shareholder fails to furnish the Trust with the shareholder's correct taxpayer identification number, the Internal Revenue Service (the "IRS") notifies the Trust that the shareholder has failed to report certain income to the IRS, or the shareholder fails to certify that he or she is not subject to backup withholding when required to do so. Backup withholding is not an additional tax and the shareholder may credit any amounts withheld against the shareholder's federal income tax liability.


PERFORMANCE INFORMATION

    From time to time the Trust may publish performance information relative to the Funds, and may include such information in advertisements, sales literature or shareholder reports. This information will be based on historical performance and is not intended to indicate future performance. Additional information about the performance of the Funds will be contained in the Trust's annual reports to shareholders which may be obtained without charge by calling the Trust.

    The Funds may quote their current yields and effective yields. The "yield" of a money market Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The Tax-Free Money Market Fund may also quote its "tax-equivalent yield", which is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund's shares would have had to earn to equal the actual yield, assuming a specific tax rate. A Fund's tax-equivalent yield will always be higher than its taxable yield.

    Comparative performance information may be used from time to time in advertising or marketing information relative to the Funds, including certain indices or data from Lipper Analytical Services, Inc., Morningstar Mutual Fund Report and other publications.


GENERAL INFORMATION

    The Trust was organized on February 1, 1995 as an Indiana business trust. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Funds and to create additional Funds. Each Fund of the Trust issues its own class of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and income) and in the event of liquidation, each share of a particular Fund would have the same rights to distributions and assets as every other share of that Fund. Shares have no preemptive or conversion rights, nor do they have cumulative voting rights. Each full or fractional share of each Fund has a proportionate vote on each matter submitted to shareholders of that Fund. All shares of each fund of the Trust have equal voting rights except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

    Under Indiana law, the Trust is not required to hold annual meetings of shareholders. The Trust will not hold annual meetings except for extraordinary items requiring shareholder approval under the Investment Company Act of 1940.

    Trustees may be removed by the Board of Trustees or by the shareholders at a special meeting. A special meeting of shareholders shall be called by the Board of Trustees upon the request of shareholders owning at least 10% of the outstanding shares of all Funds entitled to vote.

    Shareholder inquiries may be made by writing to The Vintage Funds, c/o Unified Advisers, Inc., P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-800-408-4682 (1-800-40-VINTAGE).